UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

1676 N. California Blvd, Suite 500, Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

Jeremy DeGroot

1676 N. California Blvd, Suite 500

Walnut Creek, CA 94596

(Name and address of agent for service)

Copies to:

David Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

(925) 254-8999

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 91.7%

Consumer Discretionary: 16.8%
10,615	Amazon.com, Inc.*	$10,204,730
27,312	Cheesecake Factory, Inc. (The)	1,150,382
217,000	Chico’s FAS, Inc.	1,942,150
56,500	Comcast Corp. - Class A	2,174,120
51,000	Dollar General Corp.	4,133,550
262,308	Fiat Chrysler Automobiles N.V.*	4,697,936
127,400	General Motors Co.	5,144,412
133,258	Global Eagle Entertainment, Inc.*	455,742
37,300	Lear Corp.	6,455,884
124,000	Liberty Interactive Corp. QVC Group - Class A*	2,922,680
111,800	MGM Resorts International	3,643,562
15,350	Netflix, Inc.*	2,783,723
86,000	Planet Fitness, Inc. - Class A	2,320,280
2,095	Priceline Group, Inc. (The)*	3,835,568
40,000	Starbucks Corp.	2,148,400
104,000	Twenty-First Century Fox, Inc. - Class A	2,743,520

		56,756,639

Consumer Staples: 2.2%
15,267	Diageo Plc - ADR	2,017,229
23,000	Henkel AG & Co. KGaA	2,797,141
5,130	Kimberly-Clark Corp.	603,698
20,471	Procter & Gamble Co. (The)	1,862,452

		7,280,520

Energy: 4.3%
46,230	Apache Corp.	2,117,334
490,000	Chesapeake Energy Corp.*	2,107,000
8,000	Concho Resources, Inc.*	1,053,760
334,330	Encana Corp.	3,938,407
35,800	Newfield Exploration Co.*	1,062,186
14,100	Pioneer Natural Resources Co.	2,080,314
61,400	RSP Permian, Inc.*	2,123,826

		14,482,827

Financials: 24.0%
161,000	Ally Financial, Inc.	3,905,860
52,195	American Express Co.	4,721,560
47,500	American International Group, Inc.	2,916,025
121,000	Bank of America Corp.	3,066,140
147,325	Bank of New York Mellon Corp. (The)	7,811,171
33	Berkshire Hathaway, Inc. - Class A*	9,066,420
24,000	Berkshire Hathaway, Inc. - Class B*	4,399,680
66,500	Blackstone Group L.P. (The)	2,219,105
59,970	Capital One Financial Corp.	5,077,060
14,250	Chubb Ltd.	2,031,338
57,300	Citigroup, Inc.	4,168,002
21,430	Commerce Bancshares, Inc./MO	1,238,011
6,700	Fairfax Financial Holdings Ltd.	3,477,300
31,500	FirstCash, Inc.	1,989,225
26,900	HDFC Bank Ltd. - ADR	2,592,353

Shares		Value
Financials (continued)
44,750	JPMorgan Chase & Co.	$4,274,072
4,123	M&T Bank Corp.	663,968
4,064	Markel Corp.*	4,340,271
16,181	MetLife, Inc.	840,603
14,025	Northern Trust Corp.	1,289,318
42,500	PacWest Bancorp	2,146,675
7,771	Travelers Cos., Inc. (The)	952,103
12,379	UMB Financial Corp.	922,112
129,030	Wells Fargo & Co.	7,116,004

		81,224,376

Health Care: 5.1%
18,278	Abbott Laboratories	975,314
20,000	Alexion Pharmaceuticals, Inc.*	2,805,800
53,500	Cerner Corp.*	3,815,620
9,116	CR Bard, Inc.	2,921,678
12,050	Illumina, Inc.*	2,400,360
7,750	Regeneron Pharmaceuticals, Inc.*	3,465,180
25,886	Smith & Nephew Plc - ADR	942,250

		17,326,202

Industrials: 10.0%
41,500	Adecco Group AG	3,229,872
194,800	Arconic, Inc.	4,846,624
65,500	CH Robinson Worldwide, Inc.	4,984,550
115,000	General Electric Co.	2,780,700
21,500	Honeywell International, Inc.	3,047,410
32,797	Hub Group, Inc. - Class A*	1,408,631
57,000	Oshkosh Corp.	4,704,780
45,000	PACCAR, Inc.	3,255,300
10,686	Rockwell Collins, Inc.	1,396,767
34,530	United Technologies Corp.	4,008,243

		33,662,877

Information Technology: 27.4%
28,500	Accenture Plc - Class A	3,849,495
27,951	Akamai Technologies, Inc.*	1,361,773
31,675	Alibaba Group Holding Ltd. - ADR*	5,470,589
11,795	Alphabet, Inc. - Class A*	11,485,027
7,537	Alphabet, Inc. - Class C*	7,228,812
12,650	Baidu, Inc. - ADR*	3,133,279
143,900	CommScope Holding Co., Inc.*	4,778,919
68,096	CSRA, Inc.	2,197,458
26,875	Facebook, Inc. - Class A*	4,592,131
36,449	Itron, Inc.*	2,822,975
23,900	MasterCard, Inc. - Class A	3,374,680
60,000	NCR Corp.*	2,251,200
159,000	Oracle Corp.	7,687,650
19,600	Red Hat, Inc.*	2,172,856
39,825	salesforce.com, Inc.*	3,720,452
24,000	ServiceNow, Inc.*	2,820,720
97,100	TE Connectivity Ltd.	8,065,126
98,330	Visa, Inc. - Class A	10,348,249
26,075	Workday, Inc. - Class A*	2,748,044
80,500	Zendesk, Inc.*	2,343,355

		92,452,790

Materials: 1.9%
173,500	Potash Corp. of Saskatchewan, Inc.	3,338,140
8,225	Praxair, Inc.	1,149,362

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS (CONTINUED)

Materials (continued)
24,350	Royal Gold, Inc.	$2,095,074

		6,582,576

TOTAL COMMON STOCKS (Cost $201,174,333)		309,768,807

Principal Amount		Value
SHORT-TERM INVESTMENTS: 8.3%

REPURCHASE AGREEMENTS: 8.3%
$28,189,000	FICC, 0.12%, 9/29/17, due 10/02/2017 [collateral: par value $25,020,000, U.S. Treasury Bond, 3.625%, due 08/15/2043, value 28,775,225] (proceeds $28,189,000)	$28,189,000

TOTAL SHORT-TERM INVESTMENTS (Cost $28,189,000)		28,189,000

TOTAL INVESTMENTS (Cost: $229,363,333): 100.0%		337,957,807

Liabilities in Excess of Other Assets: (0.0)%		(35,979)

NET ASSETS: 100.0%		$337,921,828

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
LP	Limited Partnership.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$229,363,333

Gross unrealized appreciation	112,123,707
Gross unrealized depreciation	(3,529,233)

Net unrealized appreciation	$108,594,474

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%

Australia: 1.0%
2,494,175	Incitec Pivot Ltd.	$7,039,108

Belgium: 4.3%
205,196	Anheuser-Busch InBev S.A.	24,554,921
337,665	Fagron*	4,914,247

		29,469,168

Bermuda: 3.1%
1,230,782	Frontline Ltd.	7,433,923
797,793	Teekay LNG Partners L.P.	14,200,716

		21,634,639

China: 2.7%
45,781	Baidu, Inc. - ADR*	11,339,496
202,075	JD.com, Inc. - ADR*	7,719,265

		19,058,761

Denmark: 2.3%
99,884	Carlsberg A/S - Class B	10,924,689
110,436	Novo Nordisk A/S - Class B	5,276,805

		16,201,494

Finland: 1.8%
234,185	Sampo Oyj - Class A	12,371,464

France: 13.3%
218,524	AXA S.A.	6,605,864
111,800	BNP Paribas S.A.	9,013,732
2,043,418	Bollore S.A.	10,208,340
47,972	Essilor International S.A.	5,936,112
59,432	Orpea	7,034,744
74,367	Valeo S.A.	5,515,206
117,010	Vinci S.A.	11,113,203
1,453,229	Vivendi S.A.	36,771,702

		92,198,903

Germany: 7.1%
37,990	Allianz SE	8,524,498
131,972	AURELIUS Equity Opportunities SE & Co. KGaA	8,674,194
86,609	Bayer AG	11,796,483
148,600	Daimler AG	11,843,763
76,687	SAP SE	8,396,820

		49,235,758

Greece: 0.9%
599,607	OPAP S.A.	6,339,426

Hong Kong: 5.1%
1,371,000	CK Hutchison Holdings Ltd.	17,525,393
3,070,800	MGM China Holdings Ltd.	7,359,353
3,835,900	Wynn Macau Ltd.	10,337,169

		35,221,915

Israel: 1.5%
4,196,364	Israel Discount Bank Ltd. - Class A*	10,584,459

Italy: 1.4%
10,536,793	Telecom Italia SpA*	9,864,338

Shares		Value
Japan: 7.1%
152,100	CyberAgent, Inc.	$4,428,459
350,892	Don Quijote Holdings Co. Ltd.	13,097,518
294,000	Japan Tobacco, Inc.	9,624,713
98,500	SoftBank Group Corp.	7,942,603
138,600	Toyota Motor Corp.	8,255,346
189,300	Universal Entertainment Corp.	5,561,963

		48,910,602

Mexico: 0.9%
248,646	Grupo Televisa SAB - ADR	6,134,097

Monaco: 0.8%
775,184	Scorpio Bulkers, Inc.*	5,465,047

Netherlands: 11.4%
825,283	Altice NV - Class A*	16,519,796
107,439	ASML Holding N.V.	18,282,494
782,200	CNH Industrial N.V.	9,387,971
183,245	EXOR N.V.	11,613,472
281,991	NN Group N.V.	11,795,636
499,836	OCI N.V.*	11,696,939

		79,296,308

Norway: 1.1%
3,130,680	B2Holding ASA(a)	7,427,986

South Korea: 1.6%
53,012	Hyundai Mobis Co. Ltd.	11,108,290

Spain: 4.3%
79,142	Aena SME S.A.(b)	14,280,666
22,000,000	Codere S.A.*(a)	9,277,930
411,000	Indra Sistemas S.A.*	6,488,899

		30,047,495

Switzerland: 4.1%
45,800	Cie Financiere Richemont S.A.	4,183,836
610,960	Credit Suisse Group AG*	9,667,647
3,132,300	IWG Plc	12,990,095
9,330	Kuehne & Nagel International AG	1,726,743

		28,568,321

Taiwan: 0.9%
1,362,000	Merida Industry Co. Ltd.	5,928,769

United Kingdom: 17.2%
819,100	Barratt Developments Plc	6,744,459
135,078	Coca-Cola European Partners Plc	5,660,662
321,864	Diageo Plc	10,579,332
490,913	GlaxoSmithKline Plc	9,791,330
1,436,365	Informa Plc	12,933,688
1,090,906	Inmarsat Plc	9,406,416
251,897	Liberty Global Plc - Series C*	8,237,032
24,702,334	Lloyds Banking Group Plc	22,418,542
366,442	Shire Plc	18,599,597
937,781	Standard Chartered Plc*	9,318,789
33,500	Willis Towers Watson Plc	5,166,705

		118,856,552

United States: 3.7%
270,205	Las Vegas Sands Corp.	17,336,353

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS (CONTINUED)

United States (continued)
114,220	Schlumberger Ltd.	$7,967,987

		25,304,340

TOTAL COMMON STOCKS (Cost $559,530,472)		676,267,240

Principal Amount		Value
SHORT-TERM INVESTMENTS: 2.1%

REPURCHASE AGREEMENTS: 2.1%
$14,727,000	State Street Repo 0.12%, 9/29/17, due 10/02/2017 [collateral: par value $15,205,000, U.S. Treasury Note, 1.500%, due 01/31/2022, value 15,035,484] (proceeds $14,727,000)	$14,727,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,727,000)		14,727,000

TOTAL INVESTMENTS (Cost: $574,257,472): 99.7%		690,994,240

Other Assets in Excess of Liabilities: 0.3%		1,807,343

NET ASSETS: 100.0%		$692,801,583

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
LP	Limited Partnership.
*	Non-Income Producing Security.
(a)	Illiquid securities at September 30, 2017, at which time the aggregate value of these illiquid securities is $16,705,916 or 2.4% of net assets.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$574,257,472

Gross unrealized appreciation	129,966,780
Gross unrealized depreciation	(13,942,257)

Net unrealized appreciation	$116,024,523

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2017	Fund Delivering	U.S. $ Value at September 30, 2017	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	10/23/2017	GBP	$1,682,738	USD	$1,620,514	$62,224	$—
	10/23/2017	USD	11,456,143	GBP	11,749,532	—	(293,389)
	10/24/2017	EUR	3,843,056	USD	3,874,046	—	(30,990)
	10/24/2017	USD	35,884,725	EUR	36,355,298	—	(470,573)
	3/21/2018	USD	2,428,082	CHF	2,407,599	20,483	—

			$55,294,744		$56,006,989	$82,707	$(794,952)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 89.7%

Consumer Discretionary: 14.2%
5,695	Buffalo Wild Wings, Inc.*	$601,962
15,028	Carrols Restaurant Group, Inc.*	163,805
115,768	Cherokee, Inc.*	318,362
57,800	EW Scripps Co. (The) - Class A*	1,104,558
15,100	Foot Locker, Inc.	531,822
54,991	MDC Partners, Inc. - Class A	604,901
6,200	Norwegian Cruise Line Holdings Ltd.*	335,110
41,593	Playa Hotels & Resorts N.V.*	433,815
37,000	TEGNA, Inc.	493,210

		4,587,545

Energy: 2.3%
6,600	Cimarex Energy Co.	750,222

Financials: 10.8%
24,700	AllianceBernstein Holding L.P.	600,210
18,200	Bank of NT Butterfield & Son Ltd. (The)	666,848
12,728	Lakeland Financial Corp.	620,108
40,500	Leucadia National Corp.	1,022,625
23,469	Seacoast Banking Corp. of Florida*	560,674

		3,470,465

Health Care: 9.4%
32,716	Haemonetics Corp.*	1,467,967
14,200	Integer Holdings Corp.*	726,330
17,889	Orthofix International N.V.*	845,255

		3,039,552

Industrials: 26.3%
15,850	Avis Budget Group, Inc.*	603,251
27,358	Axon Enterprise, Inc.*	620,206
14,800	Delta Air Lines, Inc.	713,656
10,114	ESCO Technologies, Inc.	606,334
16,200	Gardner Denver Holdings, Inc.*	445,824
44,000	Heritage-Crystal Clean, Inc.*	957,000
16,500	HNI Corp.	684,255
26,936	Quanex Building Products Corp.	618,181
67,941	Spartan Motors, Inc.	750,748
33,031	SPX Corp.*	969,130
159,200	Wesco Aircraft Holdings, Inc.*	1,496,480

		8,465,065

Information Technology: 12.6%
219,885	Avid Technology, Inc.*	998,278
25,000	Etsy, Inc.*	422,000
18,100	GTT Communications, Inc.*	572,865
9,250	Microsemi Corp.*	476,190
25,000	ViaSat, Inc.*	1,608,000

		4,077,333

Materials: 9.3%
12,886	Bemis Co., Inc.	587,215
38,495	Innophos Holdings, Inc.	1,893,569

Shares		Value
Materials (continued)
6,750	Reliance Steel & Aluminum Co.	$514,148

		2,994,932

Telecommunication Services: 4.8%
23,600	Millicom International Cellular S.A.	1,553,352

TOTAL COMMON STOCKS (Cost $25,924,805)		28,938,466

Principal Amount		Value
SHORT-TERM INVESTMENTS: 10.9%

REPURCHASE AGREEMENTS: 10.9%
$3,522,000	FICC, 0.12%, 9/29/17, due 10/02/2017 [collateral: par value $3,135,000, U.S. Treasury Bond, 3.625%, due 08/15/2043, value $3,605,529] (proceeds $3,522,000)	$3,522,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,522,000)		3,522,000

TOTAL INVESTMENTS (Cost: $29,446,805): 100.6%		32,460,466

Liabilities in Excess of Other Assets: (0.6)%		(207,770)

NET ASSETS: 100.0%		$32,252,696

Percentages are stated as a percent of net assets.

LP	Limited Partnership.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$29,446,805

Gross unrealized appreciation	4,768,698
Gross unrealized depreciation	(1,755,037)

Net unrealized appreciation	$3,013,661

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 31.1%

Consumer Discretionary: 4.7%
8,166	Amazon.com, Inc.*(a)	$7,850,384
10,999	Boyd Gaming Corp.	286,524
5,607	Comcast Corp. - Class A	215,757
1,049	Delphi Automotive Plc	103,222
3,037	Dunkin’ Brands Group, Inc.	161,204
155,218	Federal-Mogul Holdings LLC*(b)	1,552,180
4,319	General Motors Co.	174,401
5,012	Hilton Worldwide Holdings, Inc.	348,083
5,098	Home Depot, Inc. (The)	833,829
94,509	ILG, Inc.	2,526,226
22,166	Jack in the Box, Inc.(a)	2,259,159
120,000	JD.com, Inc. - ADR*(a)	4,584,000
128,382	Liberty Media Corp-Liberty SiriusXM - Class C*	5,375,354
3,263	McDonald’s Corp.	511,247
26,427	MGM Resorts International	861,256
40,000	Naspers Ltd. - Class N	8,643,848
41,557	Nexeo Solutions, Inc. Founders Shares*(b)(c)	87,658
2,094	Papa John’s International, Inc.	153,009
14,359	Penn National Gaming, Inc.*	335,857
14,206	Pinnacle Entertainment, Inc.*	302,730
126,829	Porsche Automobil Holding SE - (Preference Shares)	8,105,430
118,370	Regis Corp.*	1,689,140
236,232	Rent-A-Center, Inc.(a)	2,711,943
2,618	Restaurant Brands International, Inc.	167,238
84,259	Scripps Networks Interactive, Inc. - Class A(a)	7,237,005
88,995	Sky Plc	1,091,126
83,025	Starz Acquisition LLC - Class A*(b)	3,284,992
101,088	TEGNA, Inc.	1,347,503
178,310	Time Warner, Inc.(a)	18,267,859
138,486	Tribune Media Co. - Class A(a)	5,658,538
1,429	Walt Disney Co. (The)	140,857
10,786	Wendy’s Co. (The)	167,507
17	WLRS Fund I LLC(b)(c)	71,061
241,230	WPP Plc	4,476,818
8,988	Wyndham Worldwide Corp.	947,425

		92,530,370

Consumer Staples: 0.2%
5,772	Altria Group, Inc.	366,060
653	Constellation Brands, Inc. - Class A	130,241
773	Costco Wholesale Corp.	126,996
613	Estee Lauder Cos., Inc. (The) - Class A	66,106
95,604	Lenta Ltd. - GDR*(b)(d)	590,833
5,419	Loblaw Cos. Ltd.	294,991
7,113	Mondelez International, Inc. - Class A	289,214
12,645	North West Co., Inc. (The)	302,328
5,057	PepsiCo, Inc.	563,501
4,553	Procter & Gamble Co. (The)	414,232
404,307	Safeway Casa Ley CVR*(b)(c)	182,545
404,307	Safeway PDC LLC CVR*(b)(c)	0

Shares		Value
Consumer Staples (continued)
26,600	Unilever N.V.	$1,572,386

		4,899,433

Energy: 1.7%
125,608	Anadarko Petroleum Corp.	6,135,951
5,229	Canadian Natural Resources Ltd.	175,119
15,600	Canadian Natural Resources Ltd.	521,122
3,179	Chevron Corp.	373,533
22,072	Dommo Energia S.A. - ADR*	9,557
63,470	Encana Corp.	747,677
12,505	Energy XXI Gulf Coast, Inc.*	129,302
407,027	Ensco Plc - Class A(a)	2,429,951
1,028	EQT Corp.	67,067
2,245	Exxon Mobil Corp.	184,045
126,860	Gazprom PJSC - ADR	531,543
3,983	Golar LNG Ltd.	90,056
3,514	Halliburton Co.	161,749
117,622	Jagged Peak Energy, Inc.*	1,606,717
13,350	Lukoil PJSC - ADR	707,950
117,677	Marathon Oil Corp.	1,595,700
4,780	Occidental Petroleum Corp.	306,924
499,368	Parsley Energy, Inc. - Class A*(a)	13,153,353
31,250	PDC Energy, Inc.*	1,532,187
54,100	Rosneft Oil Co, PJSC - GDR	300,526
21,083	SandRidge Energy, Inc.*	423,557
371,330	Surgutneftegas OJSC - (Preference Shares)	190,601
903	Valero Energy Corp.	69,468
351,944	Whiting Petroleum Corp.*	1,921,614
4,983	Williams Cos., Inc. (The)	149,540

		33,514,809

Financials: 4.6%
27,902	Affiliated Managers Group, Inc.(a)	5,296,637
144,110	Ally Financial, Inc.	3,496,109
42,920	American Express Co.	3,882,543
127,980	American International Group, Inc.(a)	7,856,692
63,220	Aon Plc(a)	9,236,442
308,100	Bank of America Corp.	7,807,254
4,661	BB&T Corp.	218,787
2,316	Chubb Ltd.	330,146
145,420	CIT Group, Inc.(a)	7,132,851
116,800	Citigroup, Inc.(a)	8,496,032
5,506	CME Group, Inc.	747,054
119,802	Fidelity & Guaranty Life	3,719,852
1,394,741	Fortress Investment Group LLC - Class A(a)	11,116,086
38,970	Groupe Bruxelles Lambert S.A.	4,097,138
10,619	Intercontinental Exchange, Inc.	729,525
6,957	JPMorgan Chase & Co.	664,463
48,260	Legg Mason, Inc.	1,897,101
262,610	Leucadia National Corp.	6,630,903
57,540	LPL Financial Holdings, Inc.	2,967,338
71,779	MetLife, Inc.	3,728,919
2,194	PNC Financial Services Group, Inc. (The)	295,686
23,694	State National Cos., Inc.	497,337
4,675	US Bancorp	250,533

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS (CONTINUED)

Financials (continued)
3,762	Wells Fargo & Co.	$207,474

		91,302,902

Health Care: 5.0%
23,814	Aetna, Inc.(a)	3,786,664
385,450	Air Methods Corp.*(b)	4,143,587
102,206	Akorn, Inc.*	3,392,217
26,856	Alere, Inc.*	1,369,387
2,924	Allergan Plc	599,274
9,087	Bayer AG	1,237,685
4,082	Bristol-Myers Squibb Co.	260,187
210,004	Chelsea Therapeutics International Ltd.*(b)(c)	0
60,354	CR Bard, Inc.(a)	19,343,457
2,794	Eli Lilly & Co.	238,999
100,080	Impax Laboratories, Inc.*	2,031,624
27,018	Kite Pharma, Inc.*	4,858,106
4,152	Medtronic Plc	322,901
137,180	Mylan N.V.*	4,303,337
60,906	Neuroderm Ltd.*	2,369,243
110,788	NxStage Medical, Inc.*	3,057,749
50,085	Paratek Pharmaceuticals, Inc.*	1,257,133
160,009	PAREXEL International Corp.*(a)	14,093,593
20,228	Pfizer, Inc.	722,140
65,850	Quidel Corp.*	2,888,181
18,150	Thermo Fisher Scientific, Inc.(a)	3,433,980
54,282	UnitedHealth Group, Inc.(a)	10,631,130
402,110	VWR Corp.*	13,313,862

		97,654,436

Industrials: 3.3%
158,550	Advisory Board Co. (The)*	8,502,244
212,280	Arconic, Inc.	5,281,526
1,379	Boeing Co. (The)	350,556
4,450	CSX Corp.	241,457
554	Cummins, Inc.	93,089
2,248	Dover Corp.	205,445
40,069	Esterline Technologies Corp.*(b)	3,612,220
565	FedEx Corp.	127,453
105,360	General Cable Corp.(a)	1,986,036
147,337	General Electric Co.	3,562,609
2,757	Honeywell International, Inc.	390,777
34,170	Jardine Strategic Holdings Ltd.	1,476,144
36,359	Knight-Swift Transportation Holdings, Inc.*	1,510,716
606,460	Meggitt Plc	4,233,779
302,344	Nexeo Solutions, Inc.*(b)	2,207,111
11,451	Norfolk Southern Corp.	1,514,280
34,910	Orbital ATK, Inc.	4,648,616
62,609	Rockwell Collins, Inc.	8,183,622
75,910	Rush Enterprises, Inc. - Class A*	3,513,874
17,500	Sound Holding FP Luxemburg*(b)(c)	423,862
77,732	United Technologies Corp.(a)	9,023,130
135,542	Zodiac Aerospace	3,917,232

		65,005,778

Shares		Value
Information Technology: 9.3%
360,765	8x8, Inc.*(a)	$4,870,327
504,306	Advanced Micro Devices, Inc.*(a)	6,429,901
75,267	Alibaba Group Holding Ltd. - ADR*	12,999,364
1,618	Alphabet, Inc. - Class A*	1,575,479
10,018	Alphabet, Inc. - Class C*(a)	9,608,364
552,714	Altaba, Inc.*	36,611,775
44,650	Analog Devices, Inc.	3,847,491
6,332	Apple, Inc.	975,888
2,436	Automatic Data Processing, Inc.	266,304
20,680	Baidu, Inc. - ADR*	5,122,229
20,457	Broadcom Ltd.(a)	4,961,641
468,875	Brocade Communications Systems, Inc.	5,603,056
2,685	CA, Inc.	89,625
194,440	Cisco Systems, Inc.(a)	6,539,017
182,344	Conduent, Inc.*(a)	2,857,330
31,545	Cornerstone OnDemand, Inc.*	1,281,042
4,793	Cypress Semiconductor Corp.	71,991
2,765	Intel Corp.	105,291
582	International Business Machines Corp.	84,437
1	LogMeIn, Inc.	78
102,730	Microsoft Corp.(a)	7,652,358
222,291	NXP Semiconductors N.V.*(a)	25,138,889
259,073	Oracle Corp.(a)	12,526,180
54,527	QUALCOMM, Inc.	2,826,680
88,090	salesforce.com, Inc.*(a)	8,229,368
72,470	TE Connectivity Ltd.(a)	6,019,358
7,290	Teradyne, Inc.	271,844
94,749	Visa, Inc. - Class A(a)	9,971,385
1,010,331	Worldpay Group Plc(d)	5,509,934

		182,046,626

Materials: 1.1%
31,030	Alcoa Corp.*	1,446,619
40,078	Ashland Global Holdings, Inc.	2,620,700
40,709	Axalta Coating Systems Ltd.*	1,177,304
70,583	Clariant AG*	1,690,262
54,984	Constellium N.V. - Class A*	563,586
3,671	DowDuPont, Inc.	254,143
112,276	Huntsman Corp.(a)	3,078,608
51,960	MMC Norilsk Nickel PJSC - ADR	893,712
54,775	Monsanto Co.(a)	6,563,141
118,900	Owens-Illinois, Inc.*(a)	2,991,524
2,151	WestRock Co.	122,026

		21,401,625

Real Estate: 0.3%
97,130	Forest City Realty Trust, Inc. - Class A	2,477,786
74,312	JBG SMITH Properties*(a)	2,542,214

		5,020,000

Telecommunication Services: 0.8%
14,809	CenturyLink, Inc.	279,890
59,927	Level 3 Communications, Inc.*	3,193,510
105,400	Sprint Corp.*	820,012

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS (CONTINUED)

Telecommunication Services (continued)
40,505	Straight Path Communications, Inc. - Class B*	$7,318,038
52,768	T-Mobile US, Inc.*	3,253,675
6,122	Verizon Communications, Inc.	302,978

		15,168,103

Utilities: 0.1%
171,831	Dynegy, Inc.*	1,682,225
5,941	Exelon Corp.	223,797
2,414	NextEra Energy, Inc.	353,772
2,341	PG&E Corp.	159,399

		2,419,193

TOTAL COMMON STOCKS (Cost $529,706,828)		610,963,275

RIGHTS/WARRANTS: 2.8%
4,680	Foresight Energy L.P. (Expiration date 10/02/17)*(c)	0
13,685	Halcon Resources Corp. (Expiration date 09/09/20)*	9,579
4,827,189	HSBC Bank Plc (Expiration date 01/22/18)*	22,487,363
285,000	Morgan Stanley B.V. (Expiration date 10/30/17)*	3,907,764
1,123,246	Morgan Stanley B.V. (Expiration date 07/02/18)*	19,744,378
291,103	Saudi Basic Industries Corp. (Expiration date 02/12/20)*	7,981,337

TOTAL RIGHTS/WARRANTS (Cost $48,899,014)		54,130,421

PREFERRED STOCKS: 0.2%

Consumer Staples: 0.1%
	Bunge Ltd.
9,373	4.875%, 12/01/2165(e)	974,926

Energy: 0.0%
	Chesapeake Energy Corp.
506	5.750%, 08/15/2166(e)	318,780

Industrials: 0.1%
	Element Communication Aviation
170	12.000%, 03/16/2040(b)(c)	1,683,512

TOTAL PREFERRED STOCKS (Cost $2,902,350)		2,977,218

EXCHANGE-TRADED FUNDS: 0.1%
45,712	Financial Select Sector SPDR Fund	1,182,113
17,382	Technology Select Sector SPDR Fund	1,027,276

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,047,410)		2,209,389

Principal Amount^		Value
ASSET-BACKED SECURITIES: 5.4%
	AASET Trust
322,509	Series 2017-1A-A 3.967%, 05/16/2042(d)	$325,004

Principal Amount^		Value
	Aergen SICB LLC
$ 1,752,500	1.000%, 03/01/2049(b)(c)	$1,797,819
	AIM Aviation Finance Ltd.
1,142,482	Series 2015-1A-B1 5.072%, 02/15/2040(d)(f)	1,128,113
632,232	Series 2015-1A-C1 4.750%, 02/15/2040(d)	582,316
	AIMCO CLO
500,000	Series 2014-AA-SUB 0.000%, 07/20/2026(d)(g)	295,914
	Ajax Mortgage Loan Trust
496,237	Series 2016-B-A 4.000%, 09/25/2065(d)(f)	496,722
363,213	Series 2016-C-A 4.000%, 10/25/2057(d)(f)	363,083
155,508	Series 2017-A-A 3.470%, 04/25/2057(d)(f)	156,935
	Ally Auto Receivables Trust
1,430,000	Series 2017-4-A3 1.750%, 12/15/2021	1,428,033
	American Homes 4 Rent
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(d)	980,040
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(d)	681,996
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(d)	921,340
	AmeriCredit Automobile Receivables
162,000	Series 2015-4-D 3.720%, 12/08/2021	165,476
	Ameriquest Mortgage Securities Trust
18,718,554	Series 2006-M3-A2C 1.397%, 10/25/2036(h) 1 mo. USD LIBOR + 0.160%	8,704,363
	Babson CLO Ltd. 2014-III
1,000,000	Series 2014-3A-D2 5.626%, 01/15/2026(d)(h) 1 mo. USD LIBOR + 4.400%	1,004,594
1,000,000	Series 2014-3A-E1 6.404%, 01/15/2026(d)(h) 3 mo. USD LIBOR + 5.100%	984,320
1,000,000	Series 2014-3A-E2 7.804%, 01/15/2026(d)(h) 3 mo. USD LIBOR + 6.500%	1,000,573
	Bayview Opportunity Master Fund IIIa Trust
470,000	Series 2017-RN7-A1 3.105%, 09/28/2032(d)(f)	470,000
	Bayview Opportunity Master Fund IIIb Trust
107,772	Series 2017-RN2-A1 3.475%, 04/28/2032(d)(g)	108,704
	Bayview Opportunity Master Fund IVb Trust
297,682	Series 2017-NPL1-A1 3.598%, 01/28/2032(d)(f)	297,656
	Blackbird Capital Aircraft Lease Securitization Ltd.
335,417	Series 2016-1A-A 4.213%, 12/16/2041(d)(f)	349,066
311,458	Series 2016-1A-B 5.682%, 12/16/2041(d)(f)	314,101

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	CAM Mortgage Trust
$15,876	Series 2016-1-A 4.000%, 01/15/2056(d)(f)	$15,943
545,000	Series 2016-1-M 5.000%, 01/15/2056(d)(g)	537,451
	CAN Capital Funding LLC
769,267	Series 2014-1A-A 3.117%, 04/15/2020(d)	767,605
	Capital One Multi-Asset Execution Trust
1,595,000	Series 2016-A1-A1 1.684%, 02/15/2022(h) 1 mo. LIBOR + 0.450%	1,603,847
	Citibank Credit Card Issuance Trust
1,470,000	Series 2017-A8-A8 1.860%, 08/08/2022	1,467,425
	CLUB Credit Trust
385,000	Series 2017-P1-A 2.420%, 09/15/2023(d)	385,137
	Coinstar Funding LLC
5,087,250	Series 2017-1A-A2 5.216%, 04/25/2047(d)	5,296,219
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(d)	509,597
230,000	Series 2016-1-C 4.638%, 06/15/2048(d)(f)	234,590
	Colony American Homes
620,000	Series 2014-1A-E 4.034%, 05/17/2031(d)(h) 1 mo. LIBOR + 2.800%	624,351
490,000	Series 2015-1A-E 4.234%, 07/17/2032(d)(h) 1 mo. LIBOR + 3.000%	496,853
	CPS Auto Receivables Trust
845,000	Series 2016-B-E 8.140%, 05/15/2023(d)	904,299
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(f)	396,558
	DT Auto Owner Trust
175,000	Series 2014-3A-D 4.470%, 11/15/2021(d)	178,313
370,000	Series 2015-2A-D 4.250%, 02/15/2022(d)	376,795
930,000	Series 2016-1A-D 4.660%, 12/15/2022(d)	950,944
830,000	Series 2016-2A-D 5.430%, 11/15/2022(d)	862,402
	Earnest Student Loan Program LLC
13,000	Series 2016-D-R 0.010%, 01/25/2041(d)	1,164,630
	Fifth Third Auto Trust
475,000	Series 2017-1-A2B 1.387%, 04/15/2020(h)	475,159
	Five Guys Holdings, Inc.
345,000	Series 2017-1A-A2 4.600%, 07/25/2047(d)	354,028
	Flagship Credit Auto Trust
300,000	Series 2016-3-E 6.250%, 10/15/2023(d)	309,890

Principal Amount^		Value
	GCAT LLC
$520,070	Series 2017-2-A1 3.500%, 04/25/2047(d)(f)	$518,269
314,803	Series 2017-3-A1 3.352%, 04/25/2047(d)(f)	315,123
96,626	Series 2017-4-A1 3.228%, 05/25/2022(d)(f)	97,176
	Global Container Assets 2014 Holdings Ltd.
710,181	Series 2014-1-C 6.000%, 01/05/2030(b)(c)(d)	490,025
284,399	Series 2014-1-D 7.500%, 01/05/2030(b)(c)(d)	81,964
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(c)(d)	0
	Global Container Assets Ltd.
246,672	Series 2015-1A-B 4.500%, 02/05/2030(b)(d)	238,099
	GSAA Home Equity Trust
758,243	Series 2006-10-AF5 6.448%, 06/25/2036(f)	406,680
	Hertz Vehicle Financing LLC
365,000	Series 2017-2A-A 3.290%, 10/25/2023(d)	363,016
	Honda Auto Receivables Owner Trust
440,000	Series 2017-3-A3 1.790%, 09/20/2021	439,704
	InSite Issuer LLC
3,500,000	Series 2016-1A-C 6.414%, 11/15/2046(d)	3,611,786
	Invitation Homes Trust
780,000	Series 2015-SFR1-E 5.434%, 03/17/2032(d)(h) 1 mo. LIBOR + 4.200%	794,522
385,000	Series 2015-SFR3-E 4.984%, 08/17/2032(d)(h) 1 mo. LIBOR + 3.750%	392,884
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.968%, 11/25/2036(f)	984,564
	Labrador Aviation Finance Ltd.
6,708,333	Series 2016-1A-B1 5.682%, 01/15/2042(d)	6,831,500
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(f)	2,090,964
1,298,978	Series 2006-8-3A3 4.895%, 06/25/2036(f)	1,258,600
	Master Asset-Backed Securities Trust
13,133,970	Series 2006-NC3-A3 1.337%, 10/25/2036(h) 1 mo. USD LIBOR + 0.100%	8,575,206
	Motor Plc
835,000	Series 2017-1A-A1 1.773%, 09/25/2024(d)(h)	835,530
	Nissan Auto Receivables Owner Trust
960,000	Series 2017-B-A2B 1.334%, 05/15/2020(h)	960,172

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Oak Hill Advisors Residential Loan Trust
$368,654	Series 2017-NPL1-A1 3.000%, 06/25/2057(d)(f)	$369,767
	Octagon Investment Partners XXI Ltd.
1,000,000	Series 2014-1A-C 4.959%, 11/14/2026(d)(h) 3 mo. USD LIBOR + 3.650%	1,002,662
1,000,000	Series 2014-1A-D 7.909%, 11/14/2026(d)(h) 3 mo. USD LIBOR + 6.600%	1,007,293
	OneMain Financial Issuance Trust
146	Series 2014-1A-A 2.430%, 06/18/2024(d)	146
34,104	Series 2014-2A-A 2.470%, 09/18/2024(d)	34,185
1,120,000	Series 2014-2A-D 5.310%, 09/18/2024(d)	1,130,484
875,000	Series 2015-2A-D 5.640%, 07/18/2025(d)	879,202
675,000	Series 2015-3A-B 4.160%, 11/20/2028(d)	689,289
1,000,000	Series 2016-1A-C 6.000%, 02/20/2029(d)	1,036,561
	Ows Structured Asset Trust
176,072	Series 2016-NPL1-A1 3.750%, 07/25/2056(d)(f)	177,645
	Park Place Securities, Inc.
8,000,000	Series 2005-WHQ1-M5 2.362%, 03/25/2035(h) 1 mo. USD LIBOR + 1.125%	7,927,206
	Preston Ridge Partners Mortgage LLC
1,165,000	Series 2017-2A-A1 3.470%, 09/25/2022(d)(f)	1,165,000
315,000	Series 2017-2A-A2 5.000%, 09/25/2022(d)(f)	303,975
	RCO Mortgage LLC
784,406	Series 2017-1-A1 3.375%, 08/25/2022(d)(f)	787,391
	Rise Ltd.
339,344	Series 2014-1-A 4.750%, 01/31/2021(g)	341,041
	Shenton Aircraft Investment I Ltd.
758,588	Series 2015-1A-A 4.750%, 10/15/2042(d)	795,177
	Sierra Timeshare Receivables Funding LLC
55,965	Series 2013-1A-A 1.590%, 11/20/2029(d)	55,923
131,126	Series 2013-3A-A 2.200%, 10/20/2030(d)	131,073
	SLM Private Credit Student Loan Trust
520,000	Series 2003-A-A3 3.790%, 06/15/2032(h) 28 day ARS	519,792
1,250,000	Series 2003-B-A3 3.320%, 03/15/2033(h) 28 day ARS	1,249,500

Principal Amount^		Value
	SoFi Professional Loan Program LLC
$38,561	Series 2014-B-A1 2.482%, 08/25/2032(d)(h) 1 mo. USD LIBOR + 1.250%	$39,043
563,362	Series 2016-A-B 3.570%, 01/26/2038(d)	566,079
	Soundview Home Loan Trust
7,899,416	Series 2007-OPT3-2A3 1.417%, 08/25/2037(h) 1 mo. USD LIBOR + 0.180%	7,613,552
	Sunset Mortgage Loan Co. LLC
209,113	Series 2015-NPL1-A 4.459%, 09/18/2045(d)(f)	209,991
	Terwin Mortgage Trust
1,220,449	Series 2006-3-2A2 1.447%, 04/25/2037(d)(h) 1 mo. USD LIBOR + 0.210%	1,212,139
	Tidewater Sales Finance Master Trust
565,000	Series 2017-AA-A 4.550%, 04/15/2021(b)(d)	564,920
	Toyota Auto Receivables Owner Trust
1,470,000	Series 2017-C-A2B 1.314%, 07/15/2020(h) 1 mo. USD LIBOR + 0.080%	1,470,210
	VOLT LIV LLC
423,522	Series 2017-NPL1-A1 3.500%, 02/25/2047(d)(f)	427,184
865,000	Series 2017-NPL1-A 26.000%, 02/25/2047(d)(f)	874,304
	VOLT LV LLC
361,857	Series 2017-NPL2-A1 3.500%, 03/25/2047(d)(f)	365,432
	VOLT LVI LLC
601,902	Series 2017-NPL3-A1 3.500%, 03/25/2047(d)(f)	608,023
460,000	Series 2017-NPL3-A2 5.875%, 03/25/2047(d)(f)	464,553
	VOLT XIX LLC
17,181	Series 2014-NP11-A1 3.875%, 04/25/2055(d)(f)	17,230
	VOLT XL LLC
435,000	Series 2015-NP14-A2 4.875%, 11/27/2045(d)(f)	437,079
	VOLT XXII LLC
141,887	Series 2015-NPL4-A1 3.500%, 02/25/2055(d)(f)	142,700
99,692	Series 2015-NPL4-A2 4.250%, 02/25/2055(d)(f)	100,413
	VOLT XXIV LLC
47,237	Series 2015-NPL6-A 13.500%, 02/25/2055(d)(f)	47,621
278,723	Series 2015-NPL6-A2 4.250%, 02/25/2055(d)(f)	279,341
	Westlake Automobile Receivables Trust
205,000	Series 2017-1A-D 3.460%, 10/17/2022(d)	206,278

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	World Financial Network Credit Card Master Trust
$1,610,000	Series 2015-A-A 1.714%, 02/15/2022(h) 1 mo. LIBOR + 0.480%	$1,612,947

TOTAL ASSET-BACKED SECURITIES (Cost $103,905,426)		106,616,339

BANK LOANS: 1.8%
	1011778 B.C. Unlimited Liability Co.
124,374	3.476%, 02/16/2024 3 mo. LIBOR + 2.250%	124,343
	AES Corp.
1,121,841	3.317%, 05/24/2022 3 mo. LIBOR + 2.000%	1,124,180
	Albertsons, LLC
983,065	3.985%, 08/25/2021 1 mo. LIBOR + 2.750%	949,965
	Almonde, Inc.
665,000	4.817%, 06/13/2024 3 mo. LIBOR + 3.500%	668,707
	Altice US Finance I Corp.
77,842	3.485%, 07/28/2025 1 mo. LIBOR + 2.250%	77,608
	AMC Entertainment, Inc.
89,550	3.742%, 12/15/2023 1 mo. LIBOR + 2.250%	89,315
	Ashland, Inc.
129,675	3.237%, 05/17/2024 3 mo. LIBOR + 2.000%	130,323
	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
663,338	0.000%, 04/03/2022(i)	665,487
1,326,675	3.486%, 04/03/2022 1 mo. LIBOR + 2.750%	1,330,974
	Axalta Coating Systems US Holdings, Inc.
275,599	3.333%, 06/01/2024 3 mo. LIBOR + 2.000%	277,250
	Bass Pro Group, LLC
1,000,000	6.235%, 12/16/2023 1 mo. LIBOR + 5.000%	944,580
	BCP Raptor, LLC
618,450	5.447%, 06/24/2024 1 Week LIBOR + 4.250%	624,344
	Boyd Gaming Corp.
199,369	3.694%, 09/15/2023 1 Week LIBOR + 2.500%	200,266
	BWAY Holding Co.
1,062,338	4.481%, 04/03/2024 3 mo. LIBOR + 3.250%	1,066,603
	California Resources Corp.
1,325,000	11.609%, 12/31/2021 1 mo. LIBOR + 10.370%	1,418,081
	Camelot UK Holdco Ltd.
425,342	4.735%, 10/03/2023 1 mo. LIBOR + 3.500%	427,600
	Cavium, Inc.
205,027	3.487%, 08/16/2022 3 mo. LIBOR + 2.250%	205,924
	CBS Radio, Inc.
296,393	4.737%, 10/17/2023 1 mo. LIBOR + 3.500%	299,173

Principal Amount^		Value
	CenturyLink, Inc.
$1,125,000	1.375%, 01/31/2025 1 mo. LIBOR + 2.750%	$1,091,953
	Change Healthcare Holdings, Inc.
649,328	3.985%, 03/01/2024 1 mo. LIBOR + 2.750%	651,805
	ClubCorp Club Operations, Inc.
325,000	0.000%, 08/15/2024(i)	323,578
	Consolidated Communications, Inc.
344,575	4.240%, 10/04/2023 1 mo. LIBOR + 3.000%	336,438
	CSC Holdings, LLC
119,401	3.484%, 07/17/2025 1 mo. LIBOR + 2.250%	118,921
	Donnelley Financial Solutions, Inc.
208,571	0.000%, 09/30/2023(i)	210,006
208,571	7.250%, 09/30/2023 3 mo. PRIME + 3.000%	210,006
	Engility Corp.
287,046	7.500%, 08/12/2023 1 mo. LIBOR + 3.250%	290,815
	Engineered Machinery Holdings, Inc.
246,863	4.556%, 07/19/2024 2 mo. LIBOR + 3.250%	247,326
32,092	4.583%, 07/19/2024 3 mo. LIBOR + 3.250%	32,152
	Envision Healthcare Corp.
263,013	4.240%, 12/01/2023 1 mo. LIBOR + 3.000%	264,082
	First DataCorp.
171,835	3.487%, 07/08/2022 1 mo. LIBOR + 2.250%	172,313
	Gartner, Inc.
134,325	3.235%, 04/05/2024 1 mo. LIBOR + 2.000%	135,584
	Gates Global LLC
201,501	4.583%, 04/01/2024 3 mo. LIBOR + 3.250%	202,623
	GFL Environmental, Inc.
212,850	4.083%, 09/29/2023 3 mo. LIBOR + 2.750%	214,114
	GTT Communications, Inc.
188,575	4.500%, 01/09/2024 1 mo. LIBOR + 3.250%	189,989
	Harbor Freight Tools USA, Inc.
371,202	4.485%, 08/18/2023 1 mo. LIBOR + 3.250%	373,190
	HD Supply, Inc.
451,588	3.833%, 10/17/2023 3 mo. LIBOR + 2.500%	454,787
	Hyperion Insurance Group Ltd.
258,230	5.250%, 04/29/2022 1 mo. LIBOR + 4.000%	261,877
	Klockner-Pentaplast of America, Inc.
830,000	5.583%, 06/30/2022 3 mo. LIBOR + 4.250%	833,528
	MA FinanceCo., LLC
35,446	3.987%, 06/21/2024 1 mo. LIBOR + 2.750%	35,561
	McAfee, LLC
810,000	0.000%, 09/30/2024(i)	814,759
	NeuStar, Inc.
465,000	5.062%, 08/08/2024 3 mo. LIBOR + 3.750%	469,552

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Ply Gem Industries, Inc.
$162,034	4.333%, 02/01/2021 3 mo. LIBOR + 3.000%	$164,059
	Post Holdings, Inc.
513,713	3.490%, 05/24/2024 1 mo. LIBOR + 2.250%	515,531
	Presidio, Inc.
1,012,032	4.549%, 02/02/2022 3 mo. LIBOR + 3.250%	1,021,014
	Quikrete Holdings, Inc.
669,937	4.243%, 11/15/2023 1 mo. LIBOR + 2.750%	670,698
	Quintiles IMS, Inc.
310,000	3.321%, 01/31/2025 3 mo. LIBOR + 2.000%	312,048
	Rackspace Hosting, Inc.
278,602	4.311%, 11/03/2023 3 mo. LIBOR + 3.000%	278,637
	Seattle Spinco, Inc.
239,374	3.987%, 06/21/2024 1 mo. LIBOR + 2.750%	240,152
	Serta Simmons Bedding, LLC
612,579	9.312%, 11/08/2024 3 mo. LIBOR + 8.000%	591,525
	Signode Industrial Group US, Inc.
75,438	3.985%, 05/04/2021 1 mo. LIBOR + 2.750%	75,830
	Southcross Energy Partners L.P.
169,806	5.583%, 08/04/2021 3 mo. LIBOR + 4.250%	148,722
	Sprint Communications, Inc.
915,400	3.313%, 02/02/2024 1 mo. LIBOR + 2.500%	917,213
	Surgery Center Holdings, Inc.
770,000	4.490%, 09/02/2024 1 mo. LIBOR + 3.250%	764,949
	Team Health Holdings, Inc.
1,134,508	3.985%, 02/06/2024 1 mo. LIBOR + 2.750%	1,116,078
	TransDigm, Inc.
93,306	4.235%, 05/14/2022 3 mo. LIBOR + 3.000%	93,640
670,678	4.235%, 06/09/2023 1 mo. LIBOR + 3.000%	673,257
144,638	4.235%, 08/22/2024 1 mo. LIBOR + 3.000%	145,045
	Truck Hero, Inc.
987,612	5.326%, 04/21/2024 3 mo. LIBOR + 4.000%	989,666
	Uber Technologies
1,125,782	5.237%, 07/13/2023 1 mo. LIBOR + 4.000%	1,132,998
	Unitymedia Finance LLC
1,130,000	3.487%, 09/30/2025 1 mo. LIBOR + 2.250%	1,128,237
	USI, Inc.
1,102,390	4.314%, 05/16/2024 3 mo. LIBOR + 3.000%	1,100,555
	USS Ultimate Holdings, Inc.
55,000	4.985%, 08/25/2024 1 Week LIBOR + 3.750%	55,665
	Veritas Bermuda Ltd.
2,532,142	5.833%, 01/27/2023 3 mo. LIBOR + 4.500%	2,560,363

Principal Amount^		Value
	Virgin Media Bristol LLC
$770,000	3.984%, 01/31/2025 1 mo. LIBOR + 2.750%	$773,611
	Walter Investment Management Corp.
221,295	4.985%, 12/18/2020 1 mo. LIBOR + 3.750%	203,670
	Zayo Group, LLC
363,863	3.487%, 01/19/2024 1 mo. LIBOR + 2.250%	364,751
	Ziggo Secured Finance Partnership
1,124,514	3.734%, 04/15/2025 1 mo. LIBOR + 2.500%	1,124,868

TOTAL BANK LOANS (Cost $35,556,694)		35,722,464

CONVERTIBLE BONDS: 0.7%

Communications: 0.1%
	DISH Network Corp.
360,000	2.375%, 03/15/2024(d)	358,650
	Finisar Corp.
780,000	0.500%, 12/15/2036(d)	733,200
	Liberty Media Corp.
245,000	2.250%, 09/30/2046	261,537

		1,353,387

Consumer, Cyclical: 0.0%
	Navistar International Corp.
302,000	4.500%, 10/15/2018	315,590
442,000	4.750%, 04/15/2019	486,200

		801,790

Consumer, Non-cyclical: 0.2%
	BioMarin Pharmaceutical, Inc.
585,000	1.500%, 10/15/2020	703,097
315,000	0.599%, 08/01/2024	319,922
	Horizon Pharma Investment Ltd.
465,000	2.500%, 03/15/2022	421,697
	Intercept Pharmaceuticals, Inc.
120,000	3.250%, 07/01/2023	93,300
	Ionis Pharmaceuticals, Inc.
290,000	1.000%, 11/15/2021	307,037
	Macquarie Infrastructure Corp.
1,020,000	2.000%, 10/01/2023	993,225
	Neurocrine Biosciences, Inc.
1,550,000	2.250%, 05/15/2024(d)	1,767,969
	Teladoc, Inc.
75,000	3.000%, 12/15/2022(d)	81,797

		4,688,044

Diversified: 0.0%
	RWT Holdings, Inc.
130,000	5.625%, 11/15/2019	134,550

Energy: 0.1%
	Chesapeake Energy Corp.
440,000	5.500%, 09/15/2026(d)	405,900
	Nabors Industries, Inc.
615,000	0.750%, 01/15/2024(d)	501,609
	SM Energy Co.
140,000	1.500%, 07/01/2021	132,125
	Whiting Petroleum Corp.
230,000	1.250%, 04/01/2020	206,138

		1,245,772

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)

Financial: 0.1%
	Hercules Capital, Inc.
$315,000	4.375%, 02/01/2022(d)	$320,709
	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
1,170,000	6.750%, 02/01/2024	1,238,738
	iStar, Inc.
500,000	3.125%, 09/15/2022(d)	505,625
	Walter Investment Management Corp.
340,000	4.500%, 11/01/2019	61,200

		2,126,272

Industrial: 0.1%
	Echo Global Logistics, Inc.
235,000	2.500%, 05/01/2020	227,216
	Greenbrier Cos., Inc. (The)
230,000	2.875%, 02/01/2024(d)	259,612
	Hornbeck Offshore Services, Inc.
2,500,000	1.500%, 09/01/2019	1,975,000
	Tutor Perini Corp.
115,000	2.875%, 06/15/2021	134,478

		2,596,306

Technology: 0.1%
	Cypress Semiconductor Corp.
115,000	4.500%, 01/15/2022	150,434
	Evolent Health, Inc.
180,000	2.000%, 12/01/2021(d)	203,175
	Rovi Corp.
225,000	0.500%, 03/01/2020	227,110
	Verint Systems, Inc.
370,000	1.500%, 06/01/2021	363,525

		944,244

TOTAL CONVERTIBLE BONDS (Cost $13,623,470)		13,890,365

CORPORATE BONDS: 22.2%

Basic Materials: 1.7%
	Ashland LLC
3,035,000	4.750%, 08/15/2022	3,213,306
	Chemours Co. (The)
5,554,000	5.375%, 05/15/2027	5,776,160
	Constellium N.V.
2,700,000	6.625%, 03/01/2025(d)	2,770,875
	Freeport-McMoRan, Inc.
4,000,000	3.875%, 03/15/2023	3,960,000
	Glencore Finance Canada Ltd.
200,000	4.250%, 10/25/2022(d)	210,714
	Glencore Funding LLC
100,000	2.875%, 04/16/2020(d)	101,022
	IAMGOLD Corp.
2,000,000	7.000%, 04/15/2025(d)	2,117,500
	Kaiser Aluminum Corp.
2,146,000	5.875%, 05/15/2024	2,301,585
	Mexichem SAB de C.V.
400,000	4.000%, 10/04/2027(d)	400,360
	PolyOne Corp.
3,346,000	5.250%, 03/15/2023	3,563,490
	Stillwater Mining Co.
1,130,000	6.125%, 06/27/2022(d)	1,150,058

Principal Amount^		Value
Basic Materials (continued)
	Suzano Austria GmbH
$550,000	5.750%, 07/14/2026(d)	$592,240
	Tembec Industries, Inc.
3,349,000	9.000%, 12/15/2019(d)	3,446,121
	Tronox Finance LLC
3,455,000	7.500%, 03/15/2022(d)	3,657,981
	Vale Overseas Ltd.
630,000	6.250%, 08/10/2026	716,436
	Versum Materials, Inc.
100,000	5.500%, 09/30/2024(d)	106,250

		34,084,098

Communications: 3.6%
	Avaya, Inc.
10,048,000	7.000%, 04/01/2019(d)(j)	8,540,800
4,906,000	10.500%, 03/01/2021(d)(j)	220,770
	Clear Channel Worldwide Holdings, Inc.
3,630,000	7.625%, 03/15/2020	3,598,238
	Cox Communications, Inc.
400,000	4.700%, 12/15/2042(d)	376,244
765,000	4.500%, 06/30/2043(d)	706,806
	DISH DBS Corp.
1,425,000	5.875%, 11/15/2024	1,498,922
840,000	7.750%, 07/01/2026	966,563
	Grupo Televisa SAB
9,270,000 (MXN)	7.250%, 05/14/2043	405,049
	Hughes Satellite Systems Corp.
2,000,000	6.625%, 08/01/2026	2,145,000
	Intelsat Jackson Holdings S.A.
5,909,000	7.250%, 10/15/2020	5,716,957
2,600,000	5.500%, 08/01/2023	2,216,500
6,106,000	9.750%, 07/15/2025(d)	6,182,325
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 12/31/2049(d)(e)	556,400
	Netflix, Inc.
5,703,000	4.375%, 11/15/2026(d)	5,736,876
975,000 (EUR)	3.625%, 05/15/2027(d)	1,172,304
	Oi S.A.
2,765,000 (BRL)	9.750%, 09/15/2016(d)(j)	245,763
	Quebecor Media, Inc.
4,775,000	5.750%, 01/15/2023	5,210,719
	Qwest Capital Funding, Inc.
1,217,000	6.875%, 07/15/2028	1,169,026
	Sirius XM Radio, Inc.
5,658,000	5.000%, 08/01/2027(d)	5,799,450
	Symantec Corp.
3,000,000	5.000%, 04/15/2025(d)	3,144,390
	Time Warner Cable, Inc.
780,000	4.500%, 09/15/2042	741,947
	VeriSign, Inc.
5,440,000	4.750%, 07/15/2027	5,630,400
	Viacom, Inc.
250,000	6.250%, 02/28/2057(g) 3 mo. USD LIBOR + 3.899%	252,026
	West Corp.
8,513,000	5.375%, 07/15/2022(d)	8,619,412

		70,852,887

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)

Consumer, Cyclical: 3.9%
	Air Canada 2015-2 Class B Pass Through Trust
$1,831,462	5.000%, 06/15/2025(d)	$1,920,745
	Allison Transmission, Inc.
1,200,000	5.000%, 10/01/2024(d)	1,248,420
	American Airlines 2017-1B Class B Pass Through Trust
1,005,000	4.950%, 08/15/2026	1,044,637
	Aramark Services, Inc.
2,500,000	4.750%, 06/01/2026	2,638,500
	Beazer Homes USA, Inc.
3,100,000	6.750%, 03/15/2025	3,280,110
	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
750,000	5.375%, 04/15/2027(d)	789,375
	Constellation Merger Sub, Inc.
235,000	8.500%, 09/15/2025(d)	231,475
	Dana Financing Luxembourg S.a.r.l.
3,000,000	5.750%, 04/15/2025(d)	3,170,625
	Fiat Chrysler Automobiles N.V.
5,600,000	5.250%, 04/15/2023	5,992,000
	FirstCash, Inc.
1,500,000	5.375%, 06/01/2024(d)	1,571,250
	GLP Capital L.P./GLP Financing II, Inc.
2,000,000	5.375%, 04/15/2026	2,187,500
	H&E Equipment Services, Inc.
900,000	5.625%, 09/01/2025(d)	951,750
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5,250,000	4.750%, 06/01/2027(d)	5,420,625
	Latam Airlines 2015-1 Pass Through Trust
2,151,827	4.500%, 08/15/2025	2,171,193
	Lennar Corp.
3,000,000	4.500%, 04/30/2024	3,096,840
	Meritor, Inc.
3,000,000	6.250%, 02/15/2024	3,206,250
	MGM Resorts International
1,550,000	4.625%, 09/01/2026	1,577,125
	Navistar International Corp.
2,300,000	8.250%, 11/01/2021	2,312,938
	Neiman Marcus Group Ltd. LLC
7,454,000	8.000%, 10/15/2021(a)(d)	3,913,350
	PulteGroup, Inc.
2,500,000	5.000%, 01/15/2027	2,609,375
	Rite Aid Corp.
7,310,000	9.250%, 03/15/2020	7,547,575
	Scientific Games International, Inc.
5,800,000	6.625%, 05/15/2021	5,974,000
	Scotts Miracle-Gro Co. (The)
2,000,000	5.250%, 12/15/2026	2,115,000
	Sears Canada DIP Term Loan
1,755,383	12.224%, 01/13/2018(b)(c)	1,755,383
	Six Flags Entertainment Corp.
900,000	5.500%, 04/15/2027(d)	924,750
	Tesla, Inc.
3,780,000	5.300%, 08/15/2025(d)	3,690,225
	Toll Brothers Finance Corp.
3,000,000	4.875%, 03/15/2027	3,105,300

Principal Amount^		Value
Consumer, Cyclical (continued)
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
$1,500,000	5.250%, 05/15/2027(d)	$1,529,985

		75,976,301

Consumer, Non-cyclical: 2.2%
	Acadia Healthcare Co., Inc.
250,000	6.500%, 03/01/2024	269,688
	BRF GmbH
1,310,000	4.350%, 09/29/2026(d)	1,293,625
	BRF S.A.
1,200,000 (BRL)	7.750%, 05/22/2018(d)	377,341
	Cencosud S.A.
1,045,000	4.375%, 07/17/2027(d)	1,052,315
	Gartner, Inc.
4,725,000	5.125%, 04/01/2025(d)	4,996,687
	Gilead Sciences, Inc.
1,655,000	1.546%, 03/20/2019(h)	1,658,341
1,655,000	1.576%, 09/20/2019(h)	1,658,955
	Grifols S.A.
1,010,000 (EUR)	3.200%, 05/01/2025(d)	1,216,677
	HealthSouth Corp.
2,000,000	5.750%, 11/01/2024	2,056,250
2,858,000	5.750%, 09/15/2025	2,987,467
	Hill-Rom Holdings, Inc.
500,000	5.000%, 02/15/2025(d)	520,000
	JBS USA LLC/JBS USA Finance, Inc.
730,000	7.250%, 06/01/2021(d)	748,250
805,000	5.750%, 06/15/2025(d)	806,006
	Lamb Weston Holdings, Inc.
4,000,000	4.625%, 11/01/2024(d)	4,190,000
	Live Nation Entertainment, Inc.
3,000,000	4.875%, 11/01/2024(d)	3,112,500
	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
670,000	7.875%, 10/01/2022(d)	681,725
	Pilgrim’s Pride Corp.
2,850,000	5.750%, 03/15/2025(d)	2,949,750
	Post Holdings, Inc.
1,500,000	5.750%, 03/01/2027(d)	1,552,500
	Teva Pharmaceutical Finance Netherlands III B.V.
1,735,000	3.150%, 10/01/2026	1,602,219
	United Rentals North America, Inc.
700,000	5.500%, 05/15/2027	748,125
1,800,000	4.875%, 01/15/2028	1,813,500
	US Foods, Inc.
1,140,000	5.875%, 06/15/2024(d)	1,199,850
	Valeant Pharmaceuticals International, Inc.
4,076,000	6.375%, 10/15/2020(d)	4,096,380
695,000 (EUR)	4.500%, 05/15/2023(d)	703,949
515,000	5.875%, 05/15/2023(d)	456,419

		42,748,519

Energy: 3.3%
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
3,594,000	5.375%, 09/15/2024	3,737,760
	Atwood Oceanics, Inc.
7,067,000	6.500%, 02/01/2020	7,058,166

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)

Energy (continued)
	Bellatrix Exploration Ltd.
$1,840,000	8.500%, 05/15/2020(d)	$1,720,400
	California Resources Corp.
23,000	5.000%, 01/15/2020	14,490
128,000	5.500%, 09/15/2021	72,320
1,332,000	8.000%, 12/15/2022(d)	870,795
23,000	6.000%, 11/15/2024	10,580
	Calumet Specialty Products Partners L.P./Calumet Finance Corp.
3,760,000	6.500%, 04/15/2021	3,691,850
2,350,000	7.750%, 04/15/2023	2,308,875
	Cenovus Energy, Inc.
820,000	5.400%, 06/15/2047(d)	817,520
	CONSOL Energy, Inc.
303,000	5.875%, 04/15/2022	307,545
1,300,000	8.000%, 04/01/2023	1,387,828
	Continental Resources, Inc.
200,000	4.500%, 04/15/2023	201,000
1,495,000	3.800%, 06/01/2024	1,450,150
	Cosan Luxembourg S.A.
455,000	7.000%, 01/20/2027(d)	494,267
	Delek Logistics Partners L.P.
1,400,000	6.750%, 05/15/2025(d)	1,417,500
	Diamond Offshore Drilling, Inc.
600,000	7.875%, 08/15/2025	636,750
	Diamondback Energy, Inc.
2,950,000	5.375%, 05/31/2025	3,090,125
	Eclipse Resources Corp.
1,495,000	8.875%, 07/15/2023	1,528,637
	EnLink Midstream Partners L.P.
1,480,000	6.000%, 12/15/2022(e)(g)	1,482,846
	Genesis Energy L.P./Genesis Energy Finance Corp.
1,750,000	6.750%, 08/01/2022	1,798,125
	Geopark Ltd.
255,000	6.500%, 09/21/2024(d)	255,778
	Halcon Resources Corp.
1,025,000	6.750%, 02/15/2025(d)	1,066,000
	McDermott International, Inc.
8,500,000	8.000%, 05/01/2021(d)	8,818,750
	MEG Energy Corp.
900,000	6.375%, 01/30/2023(d)	789,750
2,190,000	7.000%, 03/31/2024(d)	1,888,875
	NGPL PipeCo LLC
150,000	4.375%, 08/15/2022(d)	156,000
250,000	4.875%, 08/15/2027(d)	262,588
305,000	7.768%, 12/15/2037(d)	381,250
	OGX Austria GmbH
795,000	8.500%, 06/01/2018(b)(c)(d)(j)	16
600,000	8.375%, 04/01/2022(b)(c)(d)(j)	66
	PBF Holding Co. LLC/PBF Finance Corp.
500,000	7.250%, 06/15/2025(d)	512,500
	Petrobras Global Finance B.V.
966,000	5.299%, 01/27/2025(d)	965,758
1,150,000	5.999%, 01/27/2028(d)	1,150,575
2,035,000	5.625%, 05/20/2043	1,823,869
940,000	7.250%, 03/17/2044	982,300
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021(d)	222,682

Principal Amount^		Value
Energy (continued)
	Rice Energy, Inc.
$300,000	6.250%, 05/01/2022	$313,875
	SM Energy Co.
65,000	6.500%, 11/15/2021	65,975
815,000	6.125%, 11/15/2022	821,112
385,000	6.500%, 01/01/2023	389,813
680,000	5.000%, 01/15/2024	644,300
55,000	5.625%, 06/01/2025	52,525
245,000	6.750%, 09/15/2026	246,225
	Southwestern Energy Co.
795,000	6.700%, 01/23/2025	808,913
	Tennessee Gas Pipeline Co. LLC
325,000	7.000%, 03/15/2027	385,589
	Transcanada Trust
4,170,000	5.300%, 03/15/2077(g) 3 mo. USD LIBOR + 3.208%	4,276,856
	WPX Energy, Inc.
1,000,000	6.000%, 01/15/2022	1,038,750
	YPF S.A.
690,000	6.950%, 07/21/2027(d)	733,125
	YPF Sociedad Anoniima
780,000	24.104%, 07/07/2020(d)(h) BADLARPP + 4.000%	783,900

		63,935,244

Financial: 2.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,000,000	3.950%, 02/01/2022	2,083,772
	Ambac Assurance Corp.
1,987,504	5.100%, 06/07/2020(d)	2,568,848
	American Equity Investment Life Holding Co.
2,950,000	5.000%, 06/15/2027	3,063,051
	Ardonagh Midco 3 Plc
1,775,000 (GBP)	8.375%, 07/15/2023(d)	2,473,546
375,000	8.625%, 07/15/2023(d)	395,625
	Banco Hipotecario S.A.
12,745,000 (ARS)	22.479%, 01/12/2020(d)(h) BADLARPP + 2.500%	763,929
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(d)	422,772
	Banco Supervielle S.A.
15,000,000 (ARS)	25.042%, 08/09/2020(d)(h) BADLARPP + 4.500%	911,364
	Citibank N.A.
3,290,000	1.581%, 09/18/2019(h)	3,293,443
	Citigroup, Inc.
1,855,000	2.094%, 01/10/2020(h) 3 mo. USD LIBOR + 0.790%	1,869,432
	Credit Acceptance Corp.
1,235,000	7.375%, 03/15/2023	1,312,187
	Echo Brickell
383,000	10.000%, 10/19/2017(b)(c)	383,000
	Enova International, Inc.
1,035,000	9.750%, 06/01/2021	1,097,100
	Equinix, Inc.
2,500,000	5.375%, 05/15/2027	2,721,875
	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(d)	2,335,525

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)

Financial (continued)
	Howard Hughes Corp. (The)
$1,750,000	5.375%, 03/15/2025(d)	$1,789,375
	Intesa Sanpaolo SpA
3,800,000	5.710%, 01/15/2026(d)	4,011,315
	iStar, Inc.
2,000,000	6.500%, 07/01/2021	2,095,000
3,609,000	6.000%, 04/01/2022	3,744,337
	JPMorgan Chase & Co.
2,260,000	1.996%, 06/01/2021(h) 3 mo. USD LIBOR + 0.680%	2,272,634
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
890,000	5.875%, 08/01/2021(d)	913,363
	MGIC Investment Corp.
153,000	5.750%, 08/15/2023	168,683
	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.
2,320,000	5.625%, 05/01/2024	2,525,506
	Muse Residences
1,252,702	11.750%, 08/04/2018(b)(c)	1,252,702
	Radian Group, Inc.
916,000	7.000%, 03/15/2021	1,043,095
	Realogy Group LLC/Realogy Co-Issuer Corp.
2,000,000	4.875%, 06/01/2023(d)	2,065,000
	Rialto Holdings LLC/Rialto Corp.
1,169,000	7.000%, 12/01/2018(d)	1,183,613
	SLS Hotel
138,726	9.500%, 11/20/2017(b)(c)	138,726
	Starwood Property Trust, Inc.
4,000,000	5.000%, 12/15/2021	4,185,000
	Walter Investment Management Corp.
1,300,000	7.875%, 12/15/2021	695,500

		53,779,318

Industrial: 2.3%
	Ball Corp.
4,150,000	5.250%, 07/01/2025	4,571,225
	Bombardier, Inc.
366,000	7.750%, 03/15/2020(d)	391,162
4,285,000	8.750%, 12/01/2021(d)	4,614,945
100,000	5.750%, 03/15/2022(d)	97,250
100,000	6.000%, 10/15/2022(d)	97,250
700,000	6.125%, 01/15/2023(d)	682,150
1,600,000	7.500%, 03/15/2025(d)	1,607,040
	Caterpillar Financial Services Corp.
1,650,000	1.607%, 09/04/2020(h)	1,653,399
	Cemex SAB de C.V.
960,000	6.125%, 05/05/2025(d)	1,035,600
	CNH Industrial N.V.
2,500,000	4.500%, 08/15/2023	2,653,750
	Crown Americas LLC/Crown Americas Capital Corp. V
3,500,000	4.250%, 09/30/2026	3,543,750
	Embraer Netherlands Finance B.V.
310,000	5.050%, 06/15/2025	330,538
575,000	5.400%, 02/01/2027	623,444
	Embraer Overseas Ltd.
325,000	5.696%, 09/16/2023(d)	357,906

Principal Amount^		Value
Industrial (continued)
	Hornbeck Offshore Services, Inc.
$186,000	5.875%, 04/01/2020	$121,830
287,000	5.000%, 03/01/2021	146,370
	Louisiana-Pacific Corp.
2,000,000	4.875%, 09/15/2024	2,065,720
	Meccanica Holdings USA, Inc.
1,031,000	6.250%, 01/15/2040(d)	1,170,185
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(b)(d)(j)	450,041
	Owens-Brockway Glass Container, Inc.
2,770,000	5.875%, 08/15/2023(d)	3,066,044
	Terex Corp.
3,550,000	5.625%, 02/01/2025(d)	3,745,250
	TransDigm, Inc.
5,500,000	6.500%, 05/15/2025	5,678,750
	XPO Logistics, Inc.
5,500,000	6.125%, 09/01/2023(d)	5,761,250

		44,464,849

Technology: 1.4%
	Advanced Micro Devices, Inc.
4,185,000	7.000%, 07/01/2024	4,446,562
	CDK Global, Inc.
5,500,000	4.875%, 06/01/2027(d)	5,665,000
	CDW LLC/CDW Finance Corp.
2,000,000	5.000%, 09/01/2025	2,110,000
	Dell International LLC/EMC Corp.
4,020,000	6.020%, 06/15/2026(d)	4,471,896
	Donnelley Financial Solutions, Inc.
180,000	8.250%, 10/15/2024	193,050
	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
2,985,000	6.000%, 07/15/2025(d)	3,137,981
	MSCI, Inc.
965,000	4.750%, 08/01/2026(d)	1,018,075
	Quintiles IMS, Inc.
970,000 (EUR)	3.250%, 03/15/2025(d)	1,167,919
	Sensata Technologies UK Financing Co. Plc
5,155,000	6.250%, 02/15/2026(d)	5,670,500

		27,880,983

Utilities: 1.1%
	AmeriGas Partners L.P./AmeriGas Finance Corp.
2,200,000	5.500%, 05/20/2025	2,271,500
1,500,000	5.750%, 05/20/2027	1,541,250
	Emera US Finance L.P.
4,720,000	3.550%, 06/15/2026	4,760,401
	Enel SpA
2,400,000	8.750%, 09/24/2073(d)(g) USD 5 year swap rate + 5.880%	2,913,000
	Minejesa Capital B.V.
435,000	4.625%, 08/10/2030(d)	444,132
	NGL Energy Partners L.P./NGL Energy Finance Corp.
920,000	5.125%, 07/15/2019	922,300
75,000	6.875%, 10/15/2021	75,375
1,640,000	7.500%, 11/01/2023	1,640,000
1,585,000	6.125%, 03/01/2025	1,481,975

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)

Utilities (continued)
	NRG Energy, Inc.
$5,700,000	6.625%, 01/15/2027	$5,999,250

		22,049,183

TOTAL CORPORATE BONDS (Cost $432,629,286)		435,771,382

GOVERNMENT SECURITIES & AGENCY ISSUE: 2.4%
	Argentina POM Politica Monetaria
10,815,000 (ARS)	Series POM 26.250%, 06/21/2020(h)	664,961
	Malaysia Government Bond
13,870,000 (MYR)	Series 0517 3.441%, 02/15/2021	3,291,583
	Mexican Bonos
32,500,000 (MXN)	Series M 5.750%, 03/05/2026	1,671,339
	Provincia de Buenos Aires
72,825,000 (ARS)	25.330%, 05/31/2022(h) BADLARPP + 3.830%	4,339,168
810,000	5.750%, 06/15/2019(d)	840,375
625,000	7.875%, 06/15/2027(d)	678,937
	Republic of Poland Government Bond
53,670,000 (PLN)	2.500%, 07/25/2027	13,662,819
	Republic of South Africa Government Bond
28,460,000 (ZAR)	8.750%, 01/31/2044	1,903,942
63,335,000 (ZAR)	8.750%, 02/28/2048	4,244,722
	United States Treasury Note
10,000,000	1.250%, 06/30/2019	9,966,016
6,000,000	1.625%, 11/15/2022	5,907,305

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $45,697,077)		47,171,167

LIMITED PARTNERSHIPS: 0.1%
1,300,000	U.S. Farming Realty Trust II L.P.(b)(c)	1,392,777

TOTAL LIMITED PARTNERSHIPS (Cost $1,266,324)		1,392,777

MORTGAGE-BACKED SECURITIES: 19.9%
	Adjustable Rate Mortgage Trust
80,577	Series 2004-4-3A1 3.397%, 03/25/2035(g)	79,313
396,412	Series 2005-1-3A1 3.313%, 05/25/2035(g)	400,835
3,000,000	Series 2005-2-6M2 2.217%, 06/25/2035(h) 1 mo. USD LIBOR + 0.980%	2,919,203
496,268	Series 2006-1-2A1 3.786%, 03/25/2036(g)	419,495
	Ajax Mortgage Loan Trust
4,356,851	Series 2015-B-A 3.875%, 07/25/2060(d)(f)	4,368,016

Principal Amount^		Value
	American Home Mortgage Investment Trust
$484,644	Series 2006-1-11A1 1.517%, 03/25/2046(h) 1 mo. USD LIBOR + 0.280%	$453,543
	Banc of America Alternative Loan Trust
106,526	Series 2003-8-1CB1 5.500%, 10/25/2033	108,938
824,836	Series 2006-7-A4 5.998%, 10/25/2036(f)	512,981
	Banc of America Funding Trust
163,977	Series 2004-B-4A2 3.378%, 11/20/2034(g)	164,045
55,527	Series 2005-5-1A1 5.500%, 09/25/2035	58,489
102,707	Series 2005-7-3A1 5.750%, 11/25/2035	108,845
211,416	Series 2006-6-1A2 6.250%, 08/25/2036	203,924
1,260,051	Series 2006-7-T2A3 5.695%, 10/25/2036(g)	1,162,245
402,101	Series 2006-A-4A1 3.501%, 02/20/2036(g)	388,537
564,035	Series 2006-B-7A1 3.559%, 03/20/2036(g)	507,400
4,807,831	Series 2007-1-TA4 6.090%, 01/25/2037(f)	4,451,564
120,522	Series 2007-4-5A1 5.500%, 11/25/2034	123,684
4,488,659	Series 2010-R5-1A3 6.000%, 10/26/2037(d)(g)	4,012,865
1,105,691	Series 2010-R9-3A3 5.500%, 12/26/2035(d)	931,069
	Banc of America Mortgage Trust
41,276	Series 2005-A-2A1 3.475%, 02/25/2035(g)	41,224
	BCAP LLC Trust
199,492	Series 2007-AA2-22A1 6.000%, 03/25/2022	198,545
318,266	Series 2010-RR6-6A2 9.300%, 07/26/2037(d)(g)	282,940
3,892,313	Series 2011-R11-2A4 5.500%, 12/26/2035(d)	3,227,498
3,954,655	Series 2013-RR1-4A3 6.640%, 08/26/2037(d)(g)	3,852,150
	Bear Stearns Adjustable Rate Mortgage Trust
6,069,582	Series 2005-12-25A1 2.681%, 02/25/2036(g)	5,068,719
	Bear Stearns Asset-Backed Securities I Trust
662,787	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	527,701
	BXHTL Mortgage Trust
1,508,574	9.429%, 05/15/2018(b)	1,516,117
	Chase Mortgage Finance Trust
4,383,878	Series 2007-S2-1A9 6.000%, 03/25/2037	3,924,618
2,169,046	Series 2007-S3-1A15 6.000%, 05/25/2037	1,847,829

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	ChaseFlex Trust
$1,851,610	Series 2007-3-2A1 1.537%, 07/25/2037(h) 1 mo. USD LIBOR + 0.300%	$1,751,093
	CIM Trust
6,000,000	Series 2016-1RR-B2 8.264%, 08/26/2055(d)	5,707,500
10,000,000	Series 2016-2RR-B2 9.747%, 02/25/2056(d)	9,412,500
10,000,000	Series 2016-3RR-B2 11.015%, 02/27/2056(d)(g)	9,412,500
7,860,000	Series 2017-3-B2 10.608%, 01/27/2057(d)(g)	8,701,685
	Citicorp Mortgage Securities Trust
4,357,151	Series 2006-7-1A1 6.000%, 12/25/2036	3,947,003
	Citigroup Mortgage Loan Trust, Inc.
294,913	Series 2005-5-2A2 5.750%, 08/25/2035	237,859
4,871,152	Series 2005-5-3A2A 3.315%, 10/25/2035(g)	3,833,876
994,459	Series 2009-6-8A2 6.000%, 08/25/2022(d)(g)	1,040,042
4,721,588	Series 2011-12-1A2 3.430%, 04/25/2036(d)(g)	3,793,123
	Citimortgage Alternative Loan Trust
419,990	Series 2006-A5-1A13 1.687%, 10/25/2036(h) 1 mo. USD LIBOR + 0.450%	341,493
413,311	Series 2006-A5-1A2 5.313%, 10/25/2036(h)(k) 1 mo. USD LIBOR + 6.550%	71,907
716,787	Series 2007-A4-1A13 5.750%, 04/25/2037	637,780
367,017	Series 2007-A4-1A6 5.750%, 04/25/2037	326,563
3,410,972	Series 2007-A6-1A5 6.000%, 06/25/2037	3,150,181
	COMM Mortgage Trust
100,000	Series 2013-LC13-D 5.210%, 08/10/2046(d)(g)	98,228
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(d)	1,082,726
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(d)	926,868
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(b)(d)	890,454
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(b)(c)(d)(g)	0
1,000,000	Series 2015-CR26-E 3.250%, 10/10/2048(d)	634,811
1,000,000	Series 2015-CR26-F 3.250%, 10/10/2048(d)	569,347
510,000	Series 2016-SAVA-C 4.235%, 10/15/2034(d)(h) 1 mo. LIBOR + 3.000%	516,410
	Countrywide Alternative Loan Trust
209,255	Series 2003-22CB-1A1 5.750%, 12/25/2033	215,536
67,261	Series 2003-9T1-A7 5.500%, 07/25/2033	68,661
770,303	Series 2004-13CB-A4 0.000%, 07/25/2034(l)(m)	648,961

Principal Amount^		Value
$73,833	Series 2004-14T2-A11 5.500%, 08/25/2034	$77,381
170,470	Series 2004-16CB-1A1 5.500%, 07/25/2034	174,360
193,143	Series 2004-16CB-3A1 5.500%, 08/25/2034	199,242
67,695	Series 2004-28CB-5A1 5.750%, 01/25/2035	67,931
321,591	Series 2004-J10-2CB1 6.000%, 09/25/2034	334,692
73,929	Series 2004-J3-1A1 5.500%, 04/25/2034	75,252
61,939	Series 2005-14-2A1 1.447%, 05/25/2035(h) 1 mo. USD LIBOR + 0.210%	58,611
8,220,063	Series 2005-64CB-1A10 5.750%, 12/25/2035	8,187,913
168,404	Series 2005-J1-2A1 5.500%, 02/25/2025	171,759
3,657,942	Series 2006-13T1-A13 6.000%, 05/25/2036	3,043,730
575,743	Series 2006-31CB-A7 6.000%, 11/25/2036	467,212
5,491,167	Series 2006-36T2-2A1 6.250%, 12/25/2036	4,011,172
451,505	Series 2006-J1-2A1 7.000%, 02/25/2036	191,162
287,696	Series 2007-16CB-2A1 1.687%, 08/25/2037(h) 1 mo. USD LIBOR + 0.450%	162,150
83,310	Series 2007-16CB-2A2 44.273%, 08/25/2037(h) 1 mo. USD LIBOR + 54.583%	177,423
561,069	Series 2007-19-1A34 6.000%, 08/25/2037	461,764
1,681,920	Series 2007-20-A12 6.250%, 08/25/2047	1,428,558
505,232	Series 2007-22-2A16 6.500%, 09/25/2037	366,918
4,734,952	Series 2007-HY2-1A 3.319%, 03/25/2047(g)	4,382,568
3,235,535	Series 2007-HY7C-A4 1.467%, 08/25/2037(h) 1 mo. USD LIBOR + 0.230%	2,842,312
809,149	Series 2008-2R-2A1 6.000%, 08/25/2037(g)	585,793
4,958,651	Series 2008-2R-4A1 6.250%, 08/25/2037(g)	4,276,218
	Countrywide Home Loan Mortgage Pass-Through Trust
99,073	Series 2004-12-8A1 3.703%, 08/25/2034(g)	97,759
14,672	Series 2004-HYB4-2A1 3.512%, 09/20/2034(g)	14,335
95,469	Series 2004-HYB8-4A1 3.040%, 01/20/2035(g)	95,246
118,891	Series 2005-21-A17 5.500%, 10/25/2035	114,433
903,817	Series 2005-23-A1 5.500%, 11/25/2035	829,135
576,791	Series 2005-HYB8-4A1 3.176%, 12/20/2035(g)	554,056
4,448,431	Series 2006-9-A1 6.000%, 05/25/2036	3,815,478
228,685	Series 2007-10-A5 6.000%, 07/25/2037	203,725

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$1,130,962	Series 2007-13-A5 6.000%, 08/25/2037	$1,020,013
	Credit Suisse First Boston Mortgage Securities Corp.
71,002	Series 2003-27-4A4 5.750%, 11/25/2033	73,719
77,759	Series 2003-AR26-7A1 3.322%, 11/25/2033(g)	78,441
50,826	Series 2003-AR28-4A1 3.332%, 12/25/2033(g)	51,078
2,937,623	Series 2005-10-10A3 6.000%, 11/25/2035	1,837,415
1,679,629	Series 2005-11-7A1 6.000%, 12/25/2035	1,473,787
	Credit Suisse Mortgage-Backed Trust
1,105,830	Series 2006-6-1A10 6.000%, 07/25/2036	973,333
880,851	Series 2007-1-4A1 6.500%, 02/25/2022	434,471
104,533	Series 2007-2-2A5 5.000%, 03/25/2037	103,265
650,230	Series 2010-7R-4A17 6.000%, 04/26/2037(d)(g)	630,777
2,427,442	Series 2011-17R-1A2 5.750%, 02/27/2037(d)	2,548,078
1,200,000	Series 2014-USA-E 4.373%, 09/15/2037(d)	1,077,413
	Deutsche Mortgage and Asset Receiving Corp.
3,783,310	Series 2014-RS1-1A2 7.244%, 07/27/2037(d)(g)	3,409,930
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
280,400	Series 2004-4-7AR1 1.587%, 06/25/2034(h) 1 mo. USD LIBOR + 0.350%	265,707
224,917	Series 2006-PR1-3A1 10.396%, 04/15/2036(d)(h) 1 mo. USD LIBOR + 12.124%	246,750
	DSLA Mortgage Loan Trust
187,735	Series 2005-AR5-2A1A 1.567%, 09/19/2045(h) 1 mo. USD LIBOR + 0.330%	155,005
	Dukinfield Plc
535,737 (GBP)	Series 2-A 1.583%, 12/20/2052(h) 3 mo. GBP LIBOR + 1.250%	726,259
	Eurosail-UK Plc
194,786 (GBP)	Series 2007-2X-A3C 0.452%, 03/13/2045(h) 3 mo. GBP LIBOR + 0.150%	254,794
	Federal Home Loan Mortgage Corp. REMICS
1,053,046	Series 3118-SD 5.466%, 02/15/2036(h)(k) 1 mo. LIBOR + 6.700%	180,300
375,775	Series 3301-MS 4.866%, 04/15/2037(h)(k) 1 mo. LIBOR + 6.100%	56,593
513,127	Series 3303-SE 4.846%, 04/15/2037(h)(k) 1 mo. LIBOR + 6.080%	77,756

Principal Amount^		Value
$333,533	Series 3303-SG 4.866%, 04/15/2037(h)(k) 1 mo. LIBOR + 6.100%	$54,966
181,111	Series 3382-SB 4.766%, 11/15/2037(h)(k) 1 mo. LIBOR + 6.000%	21,103
478,351	Series 3382-SW 5.066%, 11/15/2037(h)(k) 1 mo. LIBOR + 6.300%	74,716
227,160	Series 3384-S 5.156%, 11/15/2037(h)(k) 1 mo. LIBOR + 6.390%	26,864
292,575	Series 3384-SG 5.076%, 08/15/2036(h)(k) 1 mo. LIBOR + 6.310%	41,902
3,066,061	Series 3404-SA 4.766%, 01/15/2038(h)(k) 1 mo. LIBOR + 6.000%	499,094
286,457	Series 3417-SX 4.946%, 02/15/2038(h)(k) 1 mo. LIBOR + 6.180%	35,801
151,231	Series 3423-GS 4.416%, 03/15/2038(h)(k) 1 mo. LIBOR + 5.650%	17,958
1,459,885	Series 3423-TG 0.350%, 03/15/2038(h)(k) 1 mo. LIBOR + 6.000%	13,722
4,225,049	Series 3435-S 4.746%, 04/15/2038(h)(k) 1 mo. LIBOR + 5.980%	625,440
162,042	Series 3445-ES 4.766%, 05/15/2038(h)(k) 1 mo. LIBOR + 6.000%	17,469
599,742	Series 3523-SM 4.766%, 04/15/2039(h)(k) 1 mo. LIBOR + 6.000%	89,274
369,119	Series 3560-KS 5.166%, 11/15/2036(h)(k) 1 mo. LIBOR + 6.400%	51,483
331,970	Series 3598-SA 5.116%, 11/15/2039(h)(k) 1 mo. LIBOR + 6.350%	45,370
248,707	Series 3641-TB 4.500%, 03/15/2040	268,320
1,090,384	Series 3728-SV 3.216%, 09/15/2040(h)(k) 1 mo. LIBOR + 4.450%	88,278
376,012	Series 3758-S 4.796%, 11/15/2040(h)(k) 1 mo. LIBOR + 6.030%	64,536
2,019,473	Series 3770-SP 5.266%, 11/15/2040(h)(k) 1 mo. LIBOR + 6.500%	218,783
463,308	Series 3815-ST 4.616%, 02/15/2041(h)(k) 1 mo. LIBOR + 5.850%	71,928
957,787	Series 3859-SI 5.366%, 05/15/2041(h)(k) 1 mo. LIBOR + 6.600%	187,418
338,084	Series 3872-SL 4.716%, 06/15/2041(h)(k) 1 mo. LIBOR + 5.950%	49,262

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$245,988	Series 3900-SB 4.736%, 07/15/2041(h)(k) 1 mo. LIBOR + 5.970%	$32,362
33,278	Series 3946-SM 10.997%, 10/15/2041(h) 1 mo. LIBOR + 14.700%	42,272
1,547,717	Series 3957-DZ 3.500%, 11/15/2041	1,580,485
1,518,209	Series 3972-AZ 3.500%, 12/15/2041	1,538,928
5,433,178	Series 3984-DS 4.716%, 01/15/2042(h)(k) 1 mo. LIBOR + 5.950%	832,933
4,509,615	Series 4223-AT 3.000%, 07/15/2043(h) 1 mo. LIBOR + 30.000%	4,190,507
2,791,446	Series 4229-MS 5.540%, 07/15/2043(h) 1 mo. LIBOR + 7.700%	2,749,728
4,971,350	Series 4239-OU 0.000%, 07/15/2043(l)(m)	3,609,369
4,680,244	Series 4291-MS 4.666%, 01/15/2054(h)(k) 1 mo. LIBOR + 5.900%	786,740
4,993,224	Series 4302-GS 4.916%, 02/15/2044(h)(k) 1 mo. LIBOR + 6.150%	786,112
4,953,374	Series 4314-MS 4.866%, 07/15/2043(h)(k) 1 mo. LIBOR + 6.100%	663,212
8,272,329	Series 4657-VZ 3.000%, 02/15/2047	7,668,371
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
580,000	Series 2013-DN2-M2 5.487%, 11/25/2023(h) 1 mo. USD LIBOR + 4.250%	638,455
165,556	Series 2014-DN2-M2 2.887%, 04/25/2024(h) 1 mo. USD LIBOR + 1.650%	167,704
620,000	Series 2015-DNA1-M2 3.087%, 10/25/2027(h) 1 mo. USD LIBOR + 1.850%	633,533
	Federal National Mortgage Association REMICS
531,578	Series 2003-84-PZ 5.000%, 09/25/2033	577,934
1,635,884	Series 2005-42-SA 5.563%, 05/25/2035(h)(k) 1 mo. LIBOR + 6.800%	188,097
3,471,152	Series 2006-92-LI 5.343%, 10/25/2036(h)(k) 1 mo. LIBOR + 6.580%	617,515
889,282	Series 2007-39-AI 4.883%, 05/25/2037(h)(k) 1 mo. LIBOR + 6.120%	146,755
275,315	Series 2007-57-SX 5.383%, 10/25/2036(h)(k) 1 mo. LIBOR + 6.620%	46,816
78,114	Series 2007-68-SA 5.413%, 07/25/2037(h)(k) 1 mo. LIBOR + 6.650%	9,577

Principal Amount^		Value
$114,320	Series 2008-1-C I5.063%, 02/25/2038(h)(k) 1 mo. LIBOR + 6.300%	$13,863
2,795,049	Series 2008-33-SA 4.763%, 04/25/2038(h)(k) 1 mo. LIBOR + 6.000%	409,762
139,760	Series 2008-56-SB 4.823%, 07/25/2038(h)(k) 1 mo. LIBOR + 6.060%	19,290
5,791,317	Series 2009-110-SD 5.013%, 01/25/2040(h)(k) 1 mo. LIBOR + 6.250%	887,577
131,424	Series 2009-111-SE 5.013%, 01/25/2040(h)(k) 1 mo. LIBOR + 6.250%	17,963
376,609	Series 2009-86-CI 4.563%, 09/25/2036(h)(k) 1 mo. LIBOR + 5.800%	47,148
190,304	Series 2009-87-SA 4.763%, 11/25/2049(h)(k) 1 mo. LIBOR + 6.000%	24,035
151,916	Series 2009-90-IB 4.483%, 04/25/2037(h)(k) 1 mo. LIBOR + 5.720%	17,133
255,026	Series 2010-11-SC 3.563%, 02/25/2040(h)(k) 1 mo. LIBOR + 4.800%	24,910
135,517	Series 2010-115-SD 5.363%, 11/25/2039(h)(k) 1 mo. LIBOR + 6.600%	17,939
5,480,052	Series 2010-123-SK 4.813%, 11/25/2040(h)(k) 1 mo. LIBOR + 6.050%	979,444
1,939,658	Series 2010-134-SE 5.413%, 12/25/2025(h)(k) 1 mo. LIBOR + 6.650%	216,880
370,865	Series 2010-15-SL 3.713%, 03/25/2040(h)(k) 1 mo. LIBOR + 4.950%	43,077
200,678	Series 2010-9-GS 3.513%, 02/25/2040(h)(k) 1 mo. LIBOR + 4.750%	21,087
6,420	Series 2011-110-LS 7.626%, 11/25/2041(h) 1 mo. LIBOR + 10.100%	8,084
494,755	Series 2011-111-VZ 4.000%, 11/25/2041	505,033
1,833,629	Series 2011-141-PZ 4.000%, 01/25/2042	1,959,936
256,220	Series 2011-5-PS 5.163%, 11/25/2040(h)(k) 1 mo. LIBOR + 6.400%	24,583
1,127,141	Series 2011-63-AS 4.683%, 07/25/2041(h)(k) 1 mo. LIBOR + 5.920%	174,961
3,267,607	Series 2011-93-ES 5.263%, 09/25/2041(h)(k) 1 mo. LIBOR + 6.500%	602,840
2,329,845	Series 2012-106-SA 4.923%, 10/25/2042(h)(k) 1 mo. LIBOR + 6.160%	387,171
11,100,940	Series 2013-109-BO 0.000%, 07/25/2043(l)(m)	7,536,313

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$2,067,748	Series 2013-15-SC 3.975%, 03/25/2033(h) 1 mo. LIBOR + 5.460%	$1,954,423
5,787,725	Series 2013-51-HS 3.915%, 04/25/2043(h) 1 mo. LIBOR + 5.400%	5,033,873
7,970,506	Series 2013-53-ZC 3.000%, 06/25/2043	7,640,662
3,711,610	Series 2013-67-NS 4.144%, 07/25/2043(h) 1 mo. LIBOR + 6.000%	3,200,642
5,679,021	Series 2013-74-HZ 3.000%, 07/25/2043	5,320,091
5,917,317	Series 2014-50-WS 4.963%, 08/25/2044(h)(k) 1 mo. LIBOR + 6.200%	890,940
11,311,174	Series 2016-72-ZG 3.000%, 10/25/2046	10,269,153
	First Horizon Alternative Mortgage Securities Trust
1,121,472	Series 2006-FA6-1A4 6.250%, 11/25/2036	917,474
417,233	Series 2007-FA4-1A7 6.000%, 08/25/2037	322,358
	First Horizon Asset Securities, Inc.
287,372	Series 2006-1-1A10 6.000%, 05/25/2036	262,272
3,433,929	Series 2007-5-A1 6.250%, 11/25/2037	2,928,032
	GMACM Mortgage Loan Trust
468,059	Series 2005-AR1-3A 3.904%, 03/18/2035(g)	474,624
334,492	Series 2005-AR4-3A1 4.002%, 07/19/2035(g)	325,753
	Government National Mortgage Association
941,167	Series 2007-21-S 4.966%, 04/16/2037(h)(k) 1 mo. LIBOR + 6.200%	158,067
351,103	Series 2008-69-SB 6.394%, 08/20/2038(h)(k) 1 mo. LIBOR + 7.630%	70,665
415,096	Series 2009-104-SD 5.116%, 11/16/2039(h)(k) 1 mo. LIBOR + 6.350%	74,857
91,805	Series 2010-98-IA 5.785%, 03/20/2039(g)(k)	11,327
860,189	Series 2011-45-GZ 4.500%, 03/20/2041	907,443
263,221	Series 2011-69-OC 0.000%, 05/20/2041(l)(m)	226,050
5,643,940	Series 2011-69-SC 4.144%, 05/20/2041(h)(k) 1 mo. LIBOR + 5.380%	710,550
860,893	Series 2011-89-SA 4.214%, 06/20/2041(h)(k) 1 mo. LIBOR + 5.450%	109,305
6,721,075	Series 2012-135-IO 0.602%, 01/16/2053(g)(k)	245,830
4,537,622	Series 2013-102-BS 4.914%, 03/20/2043(h)(k) 1 mo. LIBOR + 6.150%	679,769

Principal Amount^		Value
$6,676,084	Series 2014-145-CS 4.366%, 05/16/2044(h)(k) 1 mo. LIBOR + 5.600%	$1,061,328
4,630,382	Series 2014-156-PS 5.014%, 10/20/2044(h)(k) 1 mo. LIBOR + 6.250%	731,561
7,449,989	Series 2014-5-SA 4.314%, 01/20/2044(h)(k) 1 mo. LIBOR + 5.550%	1,134,504
7,126,624	Series 2014-58-SG 4.366%, 04/16/2044(h)(k) 1 mo. LIBOR + 5.600%	1,085,430
7,459,437	Series 2014-76-SA 4.364%, 01/20/2040(h)(k) 1 mo. LIBOR + 5.600%	1,057,867
7,724,103	Series 2014-95-CS 5.016%, 06/16/2044(h)(k) 1 mo. LIBOR + 6.250%	1,258,012
	GS Mortgage Securities Trust
75,000	Series 2014-GC26-D 4.660%, 11/10/2047(d)(g)	64,995
113,000	Series 2015-GC28-D 4.471%, 02/10/2048(d)(g)	90,695
	GSR Mortgage Loan Trust
53,267	Series 2005-4F-6A1 6.500%, 02/25/2035	53,435
1,119,244	Series 2005-9F-2A1 6.000%, 01/25/2036	989,956
288,480	Series 2005-AR4-6A1 3.536%, 07/25/2035(g)	290,636
476,651	Series 2005-AR6-4A5 3.516%, 09/25/2035(g)	482,381
383,665	Series 2006-7F-3A4 6.250%, 08/25/2036	288,805
877,818	Series 2006-8F-2A1 6.000%, 09/25/2036	830,075
	HarborView Mortgage Loan Trust
225,558	Series 2003-2-1A 1.977%, 10/19/2033(h) 1 mo. USD LIBOR + 0.740%	220,258
425,537	Series 2004-11-2A2A 1.877%, 01/19/2035(h) 1 mo. USD LIBOR + 0.640%	397,412
11,421,724	Series 2006-8-1A1 1.437%, 07/21/2036(h) 1 mo. USD LIBOR + 0.200%	8,923,036
7,575,616	Series 2007-7-2A1B 2.237%, 10/25/2037(h) 1 mo. USD LIBOR + 1.000%	6,156,160
	Impac Secured Assets Trust
10,408,442	Series 2007-2-1A1C 1.617%, 05/25/2037(h) 1 mo. USD LIBOR + 0.380%	8,862,161
	IndyMac INDA Mortgage Loan Trust
483,969	Series 2006-AR3-1A1 3.506%, 12/25/2036(g)	467,637
	IndyMac INDX Mortgage Loan Trust
333,224	Series 2004-AR12-A1 2.017%, 12/25/2034(h) 1 mo. USD LIBOR + 0.780%	308,966
277,427	Series 2004-AR7-A5 2.457%, 09/25/2034(h) 1 mo. USD LIBOR + 1.220%	254,831

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$206,601	Series 2005-16IP-A1 1.877%, 07/25/2045(h) 1 mo. USD LIBOR + 0.640%	$200,162
462,911	Series 2005-AR11-A3 3.301%, 08/25/2035(g)	422,413
1,044,640	Series 2006-AR2-2A1 1.447%, 02/25/2046(h) 1 mo. USD LIBOR + 0.210%	940,673
3,517,777	Series 2006-AR5-2A1 3.408%, 05/25/2036(g)	3,185,581
5,926,892	Series 2006-R1-A3 3.298%, 12/25/2035(g)	5,721,429
2,116,675	Series 2007-AR5-2A1 3.520%, 05/25/2037(g)	1,872,621
	JP Morgan Chase Commercial Mortgage Securities Trust
62,000	Series 2006-LDP9-AMS 5.337%, 05/15/2047	61,561
64,498	Series 2007-LDPX-AM 5.464%, 01/15/2049(g)	64,446
660,000	Series 2015-SGP-D 5.727%, 07/15/2036(d)(h) 1 mo. LIBOR + 4.500%	669,621
	JP Morgan Mortgage Trust
100,008	Series 2003-A2-3A1 2.996%, 11/25/2033(g)	96,675
571,068	Series 2004-S1-2A1 6.000%, 09/25/2034	578,212
116,053	Series 2005-A1-6T1 3.642%, 02/25/2035(g)	115,156
160,688	Series 2005-A2-3A2 3.469%, 04/25/2035(g)	160,522
65,072	Series 2005-A3-4A1 3.337%, 06/25/2035(g)	65,869
4,222,069	Series 2005-ALT1-3A1 3.334%, 10/25/2035(g)	3,817,088
308,537	Series 2006-A1-1A2 3.457%, 02/25/2036(g)	289,271
139,563	Series 2007-A1-4A2 3.710%, 07/25/2035(g)	143,996
145,906	Series 2007-S1-1A2 5.500%, 03/25/2022	151,152
1,067,957	Series 2007-S3-1A97 6.000%, 08/25/2037	959,514
691,572	Series 2008-R2-2A 5.500%, 12/27/2035(d)	631,590
3,085,467	Series 2015-3-A3 3.500%, 05/25/2045(d)(g)	3,161,864
	JP Morgan Resecuritization Trust
8,219,045	Series 2015-4-1A7 1.424%, 06/26/2047(d)(h) 1 mo. USD LIBOR + 0.190%	4,792,244
	JPMBB Commercial Mortgage Securities Trust
150,000	Series 2013-C17-E 3.867%, 01/15/2047(d)(g)	109,190
78,000	Series 2015-C27-D 3.987%, 02/15/2048(d)(g)	62,853
	Lehman Mortgage Trust
2,409,544	Series 2006-2-2A3 5.750%, 04/25/2036	2,389,661

Principal Amount^		Value
	Lehman XS Trust
$21	Series 2006-12N-A2A1 1.387%, 08/25/2046(h) 1 mo. USD LIBOR + 0.150%	$21
203,604	Series 2006-2N-1A1 1.497%, 02/25/2046(h) 1 mo. USD LIBOR + 0.260%	181,240
	Ludgate Funding Plc
144,645 (EUR)	Series 2007-1-A2B 0.000%, 01/01/2061(h) 3 mo. EURIBOR + 0.160%	163,689
576,378 (GBP)	Series 2008-W1X-A1 0.904%, 01/01/2061(h) 3 mo. GBP LIBOR + 0.600%	753,548
	Master Adjustable Rate Mortgages Trust
227,582	Series 2004-7-3A1 3.311%, 07/25/2034(g)	223,239
129,122	Series 2006-2-1A1 3.651%, 04/25/2036(g)	128,665
	Master Alternative Loan Trust
57,353	Series 2003-9-4A1 5.250%, 11/25/2033	59,571
63,671	Series 2004-5-1A1 5.500%, 06/25/2034	65,515
77,432	Series 2004-5-2A1 6.000%, 06/25/2034	80,644
287,031	Series 2004-8-2A1 6.000%, 09/25/2034	307,173
	Merrill Lynch Alternative Note Asset Trust
901,818	Series 2007-AF1-1AF2 5.750%, 05/25/2037	799,131
	Merrill Lynch Mortgage Investors Trust
29,438	Series 2006-2-2A 3.120%, 05/25/2036(g)	29,486
	Morgan Stanley Bank of America Merrill Lynch Trust
82,000	Series 2015-C20-D 3.071%, 02/15/2048(d)	62,027
1,000,000	Series 2015-C26-E 4.558%, 10/15/2048(d)(g)	704,086
	Morgan Stanley Capital I Trust
285,000	Series 2011-C2-D 5.666%, 06/15/2044(d)(g)	295,494
	Morgan Stanley Mortgage Loan Trust
4,471,996	Series 2005-9AR-2A 3.469%, 12/25/2035(g)	4,251,650
3,963,803	Series 2006-11-2A2 6.000%, 08/25/2036	3,278,659
538,221	Series 2006-7-3A 5.081%, 06/25/2036(g)	479,865
328,971	Series 2007-13-6A1 6.000%, 10/25/2037	288,215
	Morgan Stanley Re-Remic Trust
645,518	Series 2010-R9-3C 6.000%, 11/26/2036(d)(g)	657,395
	Motel 6 Trust
1,595,000	Series 2017-M6MZ-M 8.160%, 08/15/2019(d)(h)	1,612,643
	Newgate Funding
226,247 (EUR)	Series 2007-3X-A2B 0.271%, 12/15/2050(h) 3 mo. EURIBOR + 0.600%	265,010

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Prime Mortgage Trust
$1,794,309	Series 2006-DR1-2A1 5.500%, 05/25/2035(d)	$1,726,374
	Residential Accredit Loans, Inc.
271,889	Series 2006-QO4-2A1 1.427%, 04/25/2046(h) 1 mo. USD LIBOR + 0.190%	256,898
1,514,161	Series 2006-QS10-A9 6.500%, 08/25/2036	1,363,548
913,770	Series 2006-QS14-A18 6.250%, 11/25/2036	817,256
730,873	Series 2006-QS17-A5 6.000%, 12/25/2036	642,339
747,441	Series 2006-QS2-1A4 5.500%, 02/25/2036	658,313
884,548	Series 2006-QS7-A3 6.000%, 06/25/2036	806,131
886,566	Series 2007-QS1-2A10 6.000%, 01/25/2037	831,965
1,352,460	Series 2007-QS3-A1 6.500%, 02/25/2037	1,256,467
3,093,940	Series 2007-QS6-A6 6.250%, 04/25/2037	2,984,779
743,667	Series 2007-QS8-A8 6.000%, 06/25/2037	680,731
2,289,254	Series 2007-QS9-A33 6.500%, 07/25/2037	2,084,379
	Residential Asset Securitization Trust
224,409	Series 2005-A8CB-A9 5.375%, 07/25/2035	195,473
390,257	Series 2006-A8-1A1 6.000%, 08/25/2036	348,861
309,121	Series 2007-A1-A8 6.000%, 03/25/2037	223,032
1,167,000	Series 2007-A2-1A2 6.000%, 04/25/2037	1,063,788
640,292	Series 2007-A5-2A5 6.000%, 05/25/2037	569,484
17,914,154	Series 2007-A9-A1 1.787%, 09/25/2037(h) 1 mo. USD LIBOR + 0.550%	7,517,055
17,914,154	Series 2007-A9-A2 5.213%, 09/25/2037(h)(k) 1 mo. USD LIBOR + 6.450%	5,442,877
	Residential Funding Mortgage Securities I, Inc.
70,653	Series 2006-S1-1A3 5.750%, 01/25/2036	70,924
1,001,963	Series 2006-S4-A5 6.000%, 04/25/2036	969,730
	RMAC Plc
70,333 (EUR)	Series 2005-NS3X-A2C 0.029%, 06/12/2043(h) 3 mo. EURIBOR + 0.360%	81,171
	RMAC Securities No 1 Plc
123,427 (EUR)	Series 2006-NS1X-A2C 0.000%, 06/12/2044(h) 3 mo. EURIBOR + 0.150%	141,759
	SCG Trust
200,000	Series 2013-SRP1-A 2.877%, 11/15/2026(d)(h) 1 mo. LIBOR + 1.650%	196,298

Principal Amount^		Value
$385,000	Series 2013-SRP1-B 3.977%, 11/15/2026(d)(h) 1 mo. LIBOR + 2.500%	$379,564
700,000	Series 2013-SRP1-C 4.727%, 11/15/2026(d)(h) 1 mo. LIBOR + 3.250%	694,315
100,000	Series 2013-SRP1-D 4.578%, 11/15/2026(d)(h) 1 mo. LIBOR + 3.344%	95,716
	Sequoia Mortgage Trust
7,000,000	Series 2013-4-A4 2.750%, 04/25/2043(g)	6,497,597
2,998,885	Series 2013-6-A2 3.000%, 05/25/2043(g)	2,993,730
	Stanwich Mortgage Loan Trust
177,603	Series 2011-5-A 4.681%, 09/15/2037(b)(d)(g)	70,653
345,941	Series 2012-2-A 0.000%, 03/15/2047(b)(d)(g)	158,176
	Structured Adjustable Rate Mortgage Loan Trust
146,558	Series 2004-12-7A3 3.661%, 09/25/2034(g)	149,137
136,891	Series 2004-6-1A 3.307%, 06/25/2034(g)	135,729
1,013,334	Series 2005-14-A1 1.547%, 07/25/2035(h) 1 mo. USD LIBOR + 0.310%	857,233
567,183	Series 2005-15-1A1 3.408%, 07/25/2035(g)	460,039
847,227	Series 2005-22-3A1 3.767%, 12/25/2035(g)	792,091
1,827,570	Series 2008-1-A2 3.425%, 10/25/2037(g)	1,678,622
	Structured Asset Mortgage Investments II Trust
10,009,888	Series 2007-AR1-2A1 1.417%, 01/25/2037(h) 1 mo. USD LIBOR + 0.180%	9,485,253
	Structured Asset Securities Corp. Trust
78,555	Series 2004-20-8A7 5.750%, 11/25/2034	79,642
66,493	Series 2005-1-7A7 5.500%, 02/25/2035	68,693
1,304,176	Series 2005-5-2A2 5.500%, 04/25/2035	1,229,157
12,222,979	Series 2007-4-1A3 4.884%, 03/28/2045(d)(h)(k) 1 mo. LIBOR + 6.250%	1,861,275
	Towd Point Mortgage Funding Granite1 Plc
300,000 (GBP)	Series 2016-GR1X-B 1.688%, 07/20/2046(h) 3 mo. GBP LIBOR + 1.400%	406,058
	Washington Mutual Mortgage Pass-Through Certificates Trust
607,340	Series 2005-1-5A1 6.000%, 03/25/2035	619,272
889,676	Series 2006-5-1A5 6.000%, 07/25/2036	802,677
567,732	Series 2006-8-A6 4.530%, 10/25/2036(f)	378,103

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$3,991,078	Series 2007-5-A3 7.000%, 06/25/2037	$2,830,185
	Wells Fargo Alternative Loan Trust
330,919	Series 2007-PA2-3A1 1.587%, 06/25/2037(h) 1 mo. USD LIBOR + 0.350%	238,150
487,494	Series 2007-PA2-3A2 5.413%, 06/25/2037(h)(k) 1 mo. USD LIBOR + 6.650%	107,876
	Wells Fargo Commercial Mortgage Trust
1,000,000	Series 2015-C30-E 3.250%, 09/15/2058(d)	636,212
	Wells Fargo Mortgage-Backed Securities Trust
166,624	Series 2003-M-A1 3.034%, 12/25/2033(g)	168,917
555,138	Series 2004-I-2A1 3.444%, 07/25/2034(g)	564,939
62,337	Series 2004-O-A1 3.528%, 08/25/2034(g)	64,068
21,393	Series 2005-11-2A3 5.500%, 11/25/2035	22,233
446,213	Series 2005-12-1A5 5.500%, 11/25/2035	456,686
115,876	Series 2005-16-A18 6.000%, 01/25/2036	116,931
69,059	Series 2005-AR10-2A4 3.296%, 05/01/2035(g)	70,986
234,306	Series 2006-AR19-A1 3.112%, 12/25/2036(g)	218,081
766,766	Series 2006-AR2-2A5 3.177%, 03/25/2036(g)	756,993
687,595	Series 2007-3-1A4 6.000%, 04/25/2037	688,779
	WFRBS Commercial Mortgage Trust
500,000	Series 2012-C6-D 5.766%, 04/15/2045(d)(g)	502,679
	Working Cap Solutions FDG LLC
1,500,000	7.711%, 08/27/2017(b)(c)	1,500,000

TOTAL MORTGAGE-BACKED SECURITIES (Cost $362,734,027)		389,893,442

MUNICIPAL BONDS: 0.6%
Puerto Rico: 0.6%
	Commonwealth of Puerto Rico
16,800,000	8.000%, 07/01/2035(j)	8,190,000
	Puerto Rico Commonwealth Gov’t Employees Retirement System
6,745,000	Series A 6.150%, 07/01/2038	2,613,687
2,300,000	Series C 6.150%, 07/01/2028	891,250

TOTAL MUNICIPAL BONDS (Cost $16,687,983)		11,694,937

SHORT-TERM INVESTMENTS: 13.3%
TREASURY BILLS: 3.6%
	United States Treasury Bill
8,610,000	0.000%, 11/09/2017(m)	8,601,974
20,000,000	0.000%, 11/16/2017(m)	19,976,068
7,900,000	0.000%, 01/04/2018(m)	7,877,381

Principal Amount^		Value
TREASURY BILLS (CONTINUED)
$4,900,000	0.000%, 01/11/2018(a)(m)	$4,885,318
1,700,000	0.000%, 01/11/2018(a)(m)	1,694,625
7,900,000	0.000%, 02/01/2018(m)	7,871,119
3,180,000	0.000%, 03/01/2018(m)	3,165,748
3,135,000	0.000%, 06/21/2018(m)	3,107,974
7,000,000	0.000%, 07/19/2018(m)	6,930,924
6,645,000	0.000%, 07/19/2018(a)(m)	6,581,886
TOTAL TREASURY BILLS (Cost $70,663,410)		70,693,017

REPURCHASE AGREEMENTS : 9.7%
$190,910,000	FICC, 0.12%, 9/29/17, due 10/02/2017 [collateral: par value $23,450,000, Federal Home Loan Mortgage Corp., 1.000%, due 12/15/2017, value $23,516,087; par value $5,760,000, Federal Home Loan Mortgage Corp., 0.750%, due 01/12/2018, value $5,762,907; par value $32,040,000 Federal National Mortgage Association., 5.355%, due 11/24/2017, value $32,868,527; par value $130,945,000 U.S. Treasury Note, 2.125%, due 03/31/2024, value $132,637,157] (proceeds $190,910,000)	$190,910,000

TOTAL REPURCHASE AGREEMENTS (Cost $190,910,000)		190,910,000

TOTAL SHORT-TERM INVESTMENTS (Cost $261,573,410)		261,603,017

TOTAL PURCHASED OPTIONS (Cost $2,322,778): 0.1%		1,862,600

TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (Cost: $1,859,552,077): 100.7%		1,975,898,793

Liabilities in Excess of Other Assets: (0.7)%		(12,932,300)

NET ASSETS: 100.0%		$1,962,966,493

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation.
CVR	Contingent Value Rights
ETF	Exchange Traded Fund.
GDR	Global Depository Receipt.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate.
LP	Limited Partnership.
MUTSCALM	Bank of Japan Estimate Unsecured Overnight Call Rate
REMICS	Real Estate Mortgage Investment Conduit
SONIA	Sterling Over Night Index Average

*	Non-Income Producing Security.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

(a)	Securities with an aggregate fair value of $201,777,762 have been pledged as collateral for options, interest rate swaps, credit default swaps, total return swaps, securities sold short and futures positions.
(b)	Illiquid securities at September 30, 2017, at which time the aggregate value of these illiquid securities is $30,520,499 or 1.6% of net assets.
(c)	Security is fair valued under procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent $11,241,116, or 0.6% of net assets.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(e)	Perpetual Call.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2017.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2017.
(h)	Floating Interest Rate.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(j)	Security is currently in default and/or non-income producing.
(k)	Interest Only security. Security with a notional or nominal principal amount.
(l)	Principal Only security.
(m)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$1,699,050,183

Gross unrealized appreciation	157,102,781
Gross unrealized depreciation	(60,383,427)

Net unrealized appreciation	$96,719,354

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: (8.8)%
(9,487)	Aaron’s, Inc.	$(413,918)
(12,249)	Aflac, Inc.	(996,946)
(111,787)	Alibaba Group Holding Ltd. ADR*	(19,306,733)
(801)	Allergan Plc	(164,165)
(3,637)	Anthem, Inc.	(690,594)
(204,124)	AT&T, Inc.	(7,995,537)
(254,377)	Atwood Oceanics, Inc.*	(2,388,600)
(18,310)	B&G Foods, Inc.	(583,173)
(10,302)	Bayerische Motoren Werke AG	(1,044,530)
(30,557)	Becton Dickinson and Co.	(5,987,644)
(152,756)	Caesars Entertainment Corp.*	(2,013,522)
(6,458)	Cambrex Corp.*	(355,190)
(17,196)	CBOE Holdings, Inc.	(1,850,805)
(64,068)	CenturyLink, Inc.	(1,210,885)
(102,314)	CF Industries Holdings, Inc.	(3,597,360)
(16,410)	CGI Group, Inc. Class A*	(851,187)
(2,971)	CH Robinson Worldwide, Inc.	(226,093)
(100)	Chelsea Therapeutics International*(b)(c)	0
(6,430)	Chemours Co. (The)	(325,422)
(19,811)	Conn’s, Inc.*	(557,680)
(194,395)	ConocoPhillips	(9,729,470)
(14,173)	Convergys Corp.	(366,939)
(34,174)	CSX Corp.	(1,854,281)
(7,950)	CVS Health Corp.	(646,494)
(13,165)	Daimler AG	(1,049,281)
(81,183)	Discovery Communications, Inc. Class C*	(1,644,768)
(7,980)	Dunkin’ Brands Group, Inc.	(423,578)
(16,718)	DXC Technology Co.	(1,435,742)
(14,358)	Eastman Chemical Co.	(1,299,255)
(68,734)	Fastenal Co.	(3,132,896)
(40,090)	Fiat Chrysler Automobiles N.V.*	(717,952)
(27,815)	Five9, Inc.*	(664,778)
(81,044)	Ford Motor Co.	(970,097)
(83,603)	Gap, Inc. (The)	(2,468,797)
(24,560)	General Motors Co.	(991,733)
(29,174)	Genpact Ltd.	(838,752)
(90,167)	HD Supply Holdings, Inc.*	(3,252,324)
(11,518)	Heartland Express, Inc.	(288,871)
(16,484)	Hexcel Corp.	(946,511)
(33,080)	Honda Motor Co. Ltd.	(978,408)
(104,728)	IDT Corp. Class B*	(1,474,570)
(51,056)	Infosys Ltd. ADR	(744,907)
(169,574)	Intel Corp.	(6,457,378)
(5,434)	International Flavors & Fragrances, Inc.	(776,573)
(1,231)	Jazz Pharmaceuticals Plc*	(180,034)
(2,482)	JB Hunt Transport Services, Inc.	(275,701)
(48,948)	Kohl’s Corp.	(2,234,476)
(2,646)	Landstar System, Inc.	(263,674)
(13,927)	LogMeIn, Inc.	(1,532,666)
(27,690)	Marriott Vacations Worldwide Corp.	(3,448,236)
(3,059)	McDonald’s Corp.	(479,284)
(6,819)	Merck KGaA	(758,163)
(36,129)	Metro, Inc.	(1,239,245)
(43,266)	MoneyGram International, Inc.*	(697,015)

Shares		Value
(17,615)	Mylan N.V.*	$(552,583)
(8,804)	Nexstar Media Group, Inc. Class A	(548,489)
(120,708)	Occidental Petroleum Corp.	(7,750,661)
(27,889)	Olin Corp.	(955,198)
(4,620)	Pennsylvania Real Estate Investment Trust	(48,464)
(22,758)	Peugeot S.A.	(541,713)
(1,710)	Pitney Bowes, Inc.	(23,957)
(69,801)	Platform Specialty Products Corp.*	(778,281)
(9,108)	Prudential Financial, Inc.	(968,363)
(6,194)	Renault S.A.	(608,114)
(9,050)	Sensient Technologies Corp.	(696,126)
(37,852)	Sinclair Broadcast Group, Inc. Class A	(1,213,157)
(15,915)	Sonic Corp.	(405,037)
(365,080)	Sprint Corp.*	(2,840,322)
(8,158)	Swatch Group AG (The)	(3,391,869)
(11,039)	Sykes Enterprises, Inc.*	(321,897)
(20,483)	Symantec Corp.	(672,047)
(36,708)	Target Corp.	(2,166,139)
(248,000)	Tencent Holdings Ltd.	(10,674,109)
(23,238)	Teva Pharmaceutical Industries Ltd. ADR	(408,989)
(7,700)	Time Warner, Inc.	(788,865)
(16,860)	Toyota Motor Corp.	(1,004,222)
(29,979)	United Technologies Corp.	(3,479,962)
(11,194)	UnitedHealth Group, Inc.	(2,192,345)
(20,895)	Unum Group	(1,068,361)
(674,216)	Vale S.A. ADR*	(6,789,355)
(25,957)	Valeant Pharmaceuticals International, Inc.*	(371,964)
(67,895)	Vantiv, Inc. Class A*	(4,784,561)
(98,114)	Vistra Energy Corp.	(1,831,923)
(76,122)	Vonage Holdings Corp.*	(619,633)
(42,953)	Washington Real Estate Investment Trust	(1,407,140)
(27,530)	Wendy’s Co. (The)	(427,541)
(8,628)	Werner Enterprises, Inc.	(315,353)
(18,569)	WW Grainger, Inc.	(3,337,778)
(68,899)	Xcerra Corp.*	(678,655)
(120,200)	Yahoo Japan Corp.	(569,764)
(27,459)	Yum! Brands, Inc.	(2,021,257)

TOTAL COMMON STOCKS (Proceeds $152,090,306)		(172,077,027)

EXCHANGE-TRADED FUNDS: (0.7)%
(18,219)	First Trust Dow Jones Internet Index Fund*	(1,864,897)
(3,382)	Health Care Select Sector SPDR Fund	(276,411)
(16,770)	iShares Russell 2000 ETF	(2,484,979)
(12,326)	iShares Russell 2000 Growth ETF	(2,205,861)
(16,840)	Materials Select Sector SPDR Fund	(956,512)
(3,306)	Technology Select Sector SPDR Fund	(195,384)
(50,624)	VanEck Vectors Semiconductor ETF	(4,724,232)
(27,352)	Vanguard REIT ETF	(2,272,678)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $14,152,940)		(14,980,954)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2017 (Unaudited) (Continued)

Principal Amount^		Value
CORPORATE BONDS : (0.1)%
	L Brands, Inc.
$(2,200,000)	5.625%, 02/15/2022	$(2,359,280)

TOTAL CORPORATE BONDS (Proceeds $2,368,765)		(2,359,280)

TOTAL SECURITIES SOLD SHORT (Proceeds $168,612,011)		(189,417,261)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2017	Fund Delivering	U.S. $ Value at September 30, 2017	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/10/2017	USD	$2,319,183	GBP	$2,378,978	$—	$(59,795)
	10/11/2017	USD	1,214,709	EUR	1,193,631	21,078	—
	10/18/2017	USD	1,444,811	BRL	1,435,037	9,774	—
	10/23/2017	USD	666,461	MXN	653,425	13,036	—
	10/30/2017	USD	9,581,140	EUR	9,641,448	—	(60,308)
	5/21/2018	PHP	12,966,118	USD	13,081,747	—	(115,629)
	5/21/2018	USD	3,620,143	PHP	3,643,076	—	(22,933)
Citibank N.A.	12/5/2017	RUB	3,237,428	USD	3,215,919	21,509	—
	12/5/2017	USD	3,255,948	EUR	3,235,729	20,219	—
Credit Suisse International	10/30/2017	USD	2,233,744	COP	2,228,790	4,954	—
Deutsche Bank AG	10/18/2017	USD	1,928,362	GBP	1,927,800	562	—
	10/23/2017	USD	664,284	EUR	655,139	9,145	—
	10/25/2017	USD	1,812,993	EUR	1,795,319	17,674	—
	12/6/2017	MXN	3,205,925	EUR	3,235,945	—	(30,020)
Goldman Sachs & Co.	12/15/2017	CAD	447,857	USD	448,870	—	(1,013)
	12/15/2017	CHF	965,892	USD	963,893	1,999	—
	12/15/2017	CHF	26,761	USD	26,727	34	—
	12/15/2017	CHF	48,855	USD	48,859	—	(4)
	12/15/2017	CHF	26,657	USD	26,708	—	(51)
	12/15/2017	USD	2,738,778	CHF	2,707,130	31,648	—
	12/15/2017	USD	50,347	CHF	49,996	351	—
	12/15/2017	USD	3,644,614	EUR	3,596,660	47,954	—
	12/15/2017	USD	230,968	EUR	228,431	2,537	—
	12/15/2017	USD	214,261	EUR	211,945	2,316	—
	12/15/2017	USD	242,708	EUR	240,528	2,180	—
	12/15/2017	USD	73,012	EUR	73,060	—	(48)
	12/15/2017	USD	19,950	GBP	19,784	166	—
	12/15/2017	USD	2,059,628	GBP	2,078,121	—	(18,493)
JP Morgan Chase Bank N.A.	11/6/2017	USD	629,624	EUR	621,572	8,052	—
	11/6/2017	USD	607,583	EUR	600,770	6,813	—
	11/6/2017	USD	940,103	EUR	938,035	2,068	—
	11/6/2017	USD	320,200	EUR	320,897	—	(697)
Morgan Stanley & Co.	10/3/2017	BRL	3,274,078	USD	3,252,339	21,739	—
	10/3/2017	USD	3,252,339	BRL	3,274,078	—	(21,739)
	10/5/2017	MXN	3,082,509	USD	3,131,329	—	(48,820)
	10/5/2017	TRY	4,308,653	USD	4,401,699	—	(93,046)
	10/5/2017	USD	14,381,982	PLN	14,145,553	236,429	—
	10/5/2017	USD	4,391,221	ZAR	4,250,957	140,264	—
	10/16/2017	USD	398,487	GBP	402,158	—	(3,671)
	10/23/2017	SEK	4,822,685	USD	4,941,066	—	(118,381)
	10/23/2017	USD	6,433,141	ZAR	6,327,203	105,938	—
	10/30/2017	NOK	4,800,257	USD	4,805,891	—	(5,634)
	11/3/2017	USD	3,239,018	BRL	3,260,681	—	(21,663)
	11/24/2017	RUB	3,136,465	USD	3,093,458	43,007	—
	11/24/2017	TRY	3,029,339	USD	3,049,630	—	(20,291)
	11/24/2017	USD	3,035,221	RUB	3,136,465	—	(101,244)
	11/24/2017	USD	3,093,569	TRY	3,029,338	64,231	—
	12/12/2017	USD	3,280,467	EUR	3,219,450	61,017	—
UBS AG	10/13/2017	USD	1,206,904	EUR	1,187,847	19,057	—
	12/5/2017	GBP	3,360,501	EUR	3,235,729	124,772	—
	12/5/2017	TRY	3,090,160	EUR	3,166,900	—	(76,740)

			$137,056,043		$136,835,740	$1,040,523	$(820,220)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
2YR U.S. Treasury Notes	1,188	237,600,000	$256,255,314	12/29/2017	$(628,069)
10YR U.S. Treasury Notes	8	800,000	1,002,500	12/19/2017	(1,635)
CBOE Volatility Index	27	27,000	315,225	10/18/2017	(23,698)

Total Long					$(653,402)

Futures Contracts - Short
5YR U.S. Treasury Notes	(1,538)	(153,800,000)	$(180,715,000)	12/29/2017	$1,118,148
10YR U.S. Treasury Notes	(583)	(58,300,000)	(73,057,188)	12/19/2017	662,328
Euro-Bund	(49)	(4,900,000)	(9,319,855)	12/07/2017	50,884
Eurodollars 3 Month	(870)	(217,500,000)	(213,345,750)	3/18/2019	(308,486)
Long Gilt Futures	(56)	(5,600,000)	(9,295,602)	12/27/2017	285,816
S&P500 E Mini Index	(95)	(4,750)	(11,951,475)	12/15/2017	(102,591)
Ultra-Long U.S. Treasury Bonds	(57)	(5,700,000)	(9,412,125)	12/19/2017	(8,711)

Total Short					$1,697,388

Total Futures Contracts					$1,043,986

SCHEDULE OF SWAPS at September 30, 2017 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount(1)	Maturity Date	Payment Received	Payment Made	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
CAD 11,100,000	9/14/2021	2.095%	3 Month CDOR	$6,961	$(159)	$7,120
CAD 26,500,000	9/15/2021	2.110%	3 Month CDOR	28,581	(390)	28,971
CAD 26,500,000	9/15/2021	2.115%	3 Month CDOR	32,632	(393)	33,025
CAD 26,500,000	9/18/2021	2.120%	3 Month CDOR	36,382	(398)	36,780
CAD 20,710,000	9/19/2021	2.070%	3 Month CDOR	(2,938)	(291)	(2,647)
$5,205,600	7/18/2026	3 Month LIBOR	1.410%	354,764	—	354,764
CAD 4,500,000	9/14/2027	3 Month CDOR	2.351%	13,404	90	13,314
CAD 10,800,000	9/15/2027	3 Month CDOR	2.360%	25,260	220	25,040
CAD 10,800,000	9/15/2027	3 Month CDOR	2.365%	21,348	221	21,127
CAD 10,800,000	9/18/2027	3 Month CDOR	2.386%	5,373	226	5,147
CAD 8,340,000	9/19/2027	3 Month CDOR	2.363%	18,210	172	18,038

				$539,977	$(702)	$540,679

(1)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount(1)		Maturity Date	Payment Received	Payment Made	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)*
Bank of America N.A.	ZAR	2,000,000	5/08/2025	3 month JIBAR	7.950%	$(2,952)	$—	$(2,952)
Barclays Bank Plc		72,000,000	5/05/2025	3 month JIBAR	7.950%	(106,516)	—	(106,516)

						$(109,468)	$—	$(109,468)

(1)	Notional amounts are denominated in foreign currency.
*	There are no upfront payments on the swap contract(s), therefore the unrealized appreciation (depreciation) on the swap contracts is equal to their fair value.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2017	Notional Amount(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation / (Depreciation)
21st Century Fox America, Inc. 3.700%, 09/15/2024 (Buy Protection)	12/20/2022	(1.000%)	0.420%	$(7,400,000)	$(212,424)	$(221,584)	$9,160

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

AK Steel Corp. 7.000%, 03/15/2027 (Buy Protection)	12/20/2022	(5.000%)	3.980%	$	(7,100,000)	$(309,152)	$(329,591)	$20,439
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022 (Buy Protection)	12/20/2022	(5.000%)	2.925%		(6,900,000)	(637,427)	(469,522)	(167,905)
Amkor Technology, Inc. 6.625%, 06/01/2021 (Buy Protection)	12/20/2022	(5.000%)	1.490%		(6,500,000)	(1,078,212)	(1,027,728)	(50,484)
Anadarko Petroleum Corp. 6.950%, 06/15/2019 (Buy Protection)	12/20/2022	(1.000%)	1.292%		(7,800,000)	108,211	264,033	(155,822)
Anglo American Capital Plc 4.450%, 09/27/2020 (Buy Protection)	6/20/2022	(5.000%)	1.202%	EUR	(10,450,000)	(2,141,901)	(2,109,527)	(32,374)
Apache Corp. 7.000%, 02/01/2018 (Buy Protection)	12/20/2022	(1.000%)	0.990%	$	(7,650,000)	(3,795)	76,328	(80,123)
ArcelorMittal 6.125%, 06/01/2018 (Buy Protection)	12/20/2022	(5.000%)	1.705%	EUR	(5,600,000)	(1,071,149)	(1,119,949)	48,800
Arrow Electronics, Inc. 6.000%, 04/01/2020 (Buy Protection)	12/20/2022	(1.000%)	0.548%	$	(3,200,000)	(71,195)	(63,872)	(7,323)
AutoZone, Inc. 7.125%, 08/01/2018 (Buy Protection)	12/20/2022	(1.000%)	0.729%		(7,600,000)	(100,496)	(67,248)	(33,248)
Avon Products, Inc. 6.500%, 03/01/2019 (Buy Protection)	12/20/2022	(5.000%)	8.287%		(8,000,000)	945,237	700,000	245,237
Barrick Gold Corp. 5.800%, 11/15/2034 (Buy Protection)	12/20/2022	(1.000%)	0.719%		(7,500,000)	(102,905)	(109,302)	6,397
BMW Finance N.V. 5.000%, 08/06/2018 (Buy Protection)	12/20/2022	(1.000%)	0.418%	EUR	(6,250,000)	(223,255)	(208,236)	(15,019)
British Telecommunications Plc 5.750%, 12/07/2028 (Buy Protection)	12/20/2022	(1.000%)	0.620%		(6,300,000)	(145,783)	(127,215)	(18,568)
Carrefour S.A. 1.750%, 05/22/2019 (Buy Protection)	12/20/2022	(1.000%)	0.621%		(6,350,000)	(146,438)	(138,771)	(7,667)
Casino Guichard Perrachon S.A. 4.407%, 08/06/2019 (Buy Protection)	12/20/2022	(1.000%)	1.563%		(6,400,000)	210,566	249,226	(38,660)
CBS Corp. 4.300%, 02/15/2021 (Buy Protection)	12/20/2022	(1.000%)	0.734%	$	(3,800,000)	(49,297)	(48,742)	(555)
CDX North America High Yield Index Series 28 5.000%, 06/20/2022 (Buy Protection)	6/20/2022	(5.000%)	3.132%		(112,600,000)	(8,641,468)	(7,897,411)	(744,057)
CDX North America High Yield Index Series 29 5.000%, 12/20/2022 (Buy Protection)	12/20/2022	(5.000%)	3.250%		(106,000,000)	(8,257,110)	(7,849,700)	(407,410)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Centrica Plc 7.000%, 09/19/2018 (Buy Protection)	12/20/2022	(1.000%)	0.634%	EUR	(6,300,000)	$(140,042)	$(109,218)	$(30,824)
Devon Energy Corp. 7.950%, 04/15/2032 (Buy Protection)	12/20/2022	(1.000%)	1.071%	$	(7,700,000)	26,149	92,810	(66,661)
Enbridge, Inc. 3.500%, 06/10/2024 (Buy Protection)	12/20/2022	(1.000%)	0.799%		(7,600,000)	(74,520)	(58,967)	(15,553)
Encana Corp. 6.500%, 05/15/2019 (Buy Protection)	12/20/2022	(1.000%)	1.087%		(7,600,000)	31,612	117,157	(85,545)
Frontier Communications Corp. 9.000%, 08/15/2031 (Buy Protection)	12/20/2022	(5.000%)	13.013%		(4,900,000)	1,188,104	1,180,500	7,604
Halliburton Co. 8.750%, 02/15/2021 (Buy Protection)	12/20/2022	(1.000%)	0.544%		(1,950,000)	(43,735)	(36,841)	(6,894)
Hess Corp. 8.125%, 02/15/2019 (Buy Protection)	12/20/2022	(1.000%)	1.468%		(3,650,000)	80,682	149,627	(68,945)
Imperial Brands Finance Plc 6.250%, 12/04/2018 (Buy Protection)	12/20/2022	(1.000%)	0.660%	EUR	(6,300,000)	(129,930)	(118,247)	(11,683)
ITV Plc 2.125%, 09/21/2022 (Buy Protection)	12/20/2022	(5.000%)	1.251%		(5,300,000)	(1,176,260)	(1,159,729)	(16,531)
JC Penney Corp, Inc. 6.375%, 10/15/2036 (Buy Protection)	12/20/2022	(5.000%)	9.773%	$	(4,100,000)	665,508	533,000	132,508
Kroger Co. (The) 6.150%, 01/15/2020 (Buy Protection)	12/20/2022	(1.000%)	1.145%		(7,600,000)	52,660	62,505	(9,845)
L Brands, Inc. 8.500%, 06/15/2019 (Buy Protection)	12/20/2022	(1.000%)	2.459%		(8,100,000)	535,801	586,659	(50,858)
Macy’s Retail Holdings, Inc. 3.450%, 01/15/2021 (Buy Protection)	12/20/2022	(1.000%)	2.765%		(7,700,000)	608,271	538,958	69,313
Marks & Spencer Plc 6.125%, 12/02/2019 (Buy Protection)	12/20/2022	(1.000%)	1.375%	EUR	(6,500,000)	143,527	218,524	(74,997)
McKesson Corp. 7.650%, 03/01/2027 (Buy Protection)	12/20/2022	(1.000%)	0.441%	$	(7,400,000)	(204,437)	(191,364)	(13,073)
Metsa Board OYJ 4.000%, 03/13/2019 (Buy Protection)	12/20/2022	(5.000%)	0.964%	EUR	(3,100,000)	(749,931)	(750,736)	805
Michelin Luxembourg SCS 2.750%, 06/20/2019 (Buy Protection)	12/20/2022	(1.000%)	0.330%		(5,900,000)	(243,536)	(231,974)	(11,562)
Nabors Industries, Inc. 9.250%, 01/15/2019 (Buy Protection)	12/20/2022	(1.000%)	3.691%	$	(8,750,000)	1,014,705	1,295,604	(280,899)
Navient Corp. 5.500%, 01/25/2023 (Buy Protection)	12/20/2022	(5.000%)	2.958%		(6,950,000)	(630,855)	(583,343)	(47,512)
Newell Brands, Inc. 3.850%, 04/01/2023 (Buy Protection)	12/20/2022	(1.000%)	0.577%		(3,500,000)	(72,789)	(72,800)	11

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Nokia OYJ 6.750%, 02/04/2019 (Buy Protection)	12/20/2022	(5.000%)	0.834%	EUR	(2,600,000)	$(652,829)	$(648,774)	$(4,055)
Omnicom Group, Inc. 4.450%, 08/15/2020 (Buy Protection)	12/20/2022	(1.000%)	0.378%	$	(6,100,000)	(188,146)	(185,606)	(2,540)
Pearson Plc 4.625%, 06/15/2018 (Buy Protection)	12/20/2022	(1.000%)	1.015%	EUR	(6,550,000)	5,730	44,933	(39,203)
PostNL N.V. 7.500%, 08/14/2018 (Buy Protection)	12/20/2022	(1.000%)	0.408%		(6,300,000)	(229,194)	(205,519)	(23,675)
Publicis Groupe S.A. 1.125%, 12/16/2021 (Buy Protection)	12/20/2022	(1.000%)	0.605%		(6,250,000)	(150,352)	(132,185)	(18,167)
Renault S.A. 3.125%, 03/05/2021 (Buy Protection)	12/20/2022	(1.000%)	0.721%		(6,200,000)	(104,594)	(81,470)	(23,124)
RR Donnelley & Sons Co. 7.625%, 06/15/2020 (Buy Protection)	12/20/2022	(5.000%)	5.441%	$	(7,700,000)	135,744	273,110	(137,366)
Schaeffler Finance BV 2.500%, 05/15/2020 (Buy Protection)	12/20/2022	5.000%	0.800%	EUR	5,300,000	(1,343,644)	(1,344,544)	900
Sprint Communications, Inc. 7.000%, 08/15/2020 (Buy Protection)	12/20/2022	(5.000%)	1.862%	$	(1,800,000)	(262,766)	(222,421)	(40,345)
Sudzucker International Finance BV 1.250%, 11/29/2023 (Buy Protection)	12/20/2022	(1.000%)	0.592%	EUR	(6,200,000)	(154,003)	(129,136)	(24,867)
Target Corp. 3.875%, 07/15/2020 (Buy Protection)	12/20/2022	(1.000%)	0.554%	$	(6,850,000)	(150,429)	(123,498)	(26,931)
TEGNA, Inc. 4.875%, 09/15/2021 (Buy Protection)	12/20/2022	(5.000%)	1.667%		(6,550,000)	(1,024,121)	(1,011,720)	(12,401)
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022 (Buy Protection)	12/20/2022	(1.000%)	1.765%	EUR	(6,600,000)	292,399	306,451	(14,052)
Tenet Healthcare Corp. 6.875%, 11/15/2031 (Buy Protection)	12/20/2022	(5.000%)	5.915%	$	(6,400,000)	230,456	156,428	74,028
Transocean, Inc. 7.375%, 04/15/2018 (Buy Protection)	12/20/2022	(1.000%)	5.026%		(8,300,000)	1,364,508	1,546,875	(182,367)
United Utilities Plc 6.875%, 08/15/2028 (Buy Protection)	12/20/2022	(1.000%)	0.675%	EUR	(6,450,000)	(127,044)	(125,096)	(1,948)
Universal Health Services, Inc. 3.750%, 08/01/2019 (Buy Protection)	12/20/2022	(1.000%)	0.876%	$	(7,600,000)	(45,723)	(21,876)	(23,847)
Viacom, Inc. 6.875%, 04/30/2036 (Buy Protection)	12/20/2022	(1.000%)	1.584%		(7,900,000)	217,019	226,501	(9,482)
Whirlpool Corp. 4.850%, 06/15/2021 (Buy Protection)	12/20/2022	(1.000%)	0.657%		(7,500,000)	(125,872)	(127,984)	2,112
WPP Finance S.A. 6.375%, 11/06/2020 (Buy Protection)	12/20/2022	(1.000%)	0.631%	EUR	(6,100,000)	(136,701)	(123,200)	(13,501)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Advanced Micro Devices, Inc. 7.500%, 08/15/2022 (Sell Protection)	12/20/2022	5.000%	1.700%	$	6,600,000	$1,020,190	$974,413	$45,777
Aegon N.V. 6.125%, 12/15/2031 (Sell Protection)	12/20/2022	1.000%	0.658%	EUR	6,300,000	130,879	107,407	23,472
AES Corp. 4.316%, 06/01/2019 (Sell Protection)	12/20/2022	5.000%	1.696%	$	6,500,000	1,006,027	968,740	37,287
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022 (Sell Protection)	12/20/2022	5.000%	2.925%		1,700,000	157,052	150,962	6,090
American International Group, Inc. 6.250%, 05/01/2036 (Sell Protection)	12/20/2022	1.000%	0.610%		7,500,000	143,551	136,381	7,170
Anglo American Capital Plc 4.450%, 09/27/2020 (Sell Protection)	6/20/2022	5.000%	1.202%	EUR	10,450,000	2,141,900	2,236,427	(94,527)
Anglo American Capital Plc 4.450%, 09/27/2020 (Sell Protection)	12/20/2022	5.000%	1.331%		5,500,000	1,190,332	1,284,071	(93,739)
Arconic, Inc. 5.720%, 02/23/2019 (Sell Protection)	12/20/2022	1.000%	1.379%	$	1,800,000	(32,337)	(36,777)	4,440
Assicurazioni Generali SpA 2.875%, 01/14/2020 (Sell Protection)	12/20/2022	1.000%	0.787%	EUR	6,400,000	82,529	59,661	22,868
AT&T, Inc. 2.450%, 06/30/2020 (Sell Protection)	12/20/2022	1.000%	0.639%	$	7,200,000	127,329	127,385	(56)
Autostrade per l’Italia SpA 5.875%, 06/09/2024 (Sell Protection)	12/20/2022	1.000%	0.644%	EUR	6,250,000	135,299	122,401	12,898
Beazer Homes USA, Inc. 6.750%, 03/15/2025 (Sell Protection)	12/20/2022	5.000%	2.294%	$	6,750,000	834,520	781,982	52,538
Berkshire Hathaway, Inc. 1.550%, 02/09/2018 (Sell Protection)	12/20/2022	1.000%	0.615%		7,500,000	141,660	145,096	(3,436)
Best Buy Co., Inc. 5.500%, 03/15/2021 (Sell Protection)	12/20/2022	5.000%	1.162%		6,400,000	1,176,962	1,217,729	(40,767)
Bombardier, Inc. 7.450%, 05/01/2034 (Sell Protection)	12/20/2022	5.000%	4.608%		7,000,000	114,220	580,123	(465,903)
CDX North America High Yield Index Series 28 5.000%, 06/20/2022 (Sell Protection)	6/20/2022	5.000%	3.132%		106,000,000	8,134,951	7,783,600	351,351
Chesapeake Energy Corp. 6.625%, 08/15/2020 (Sell Protection)	12/20/2022	5.000%	7.530%		7,500,000	(701,936)	(937,500)	235,564

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

CHS/Community Health Systems, Inc. 8.000%, 11/15/2019 (Sell Protection)	12/20/2022	5.000%	14.524%	$	8,550,000	$(2,338,326)	$(2,436,750)	$98,424
Citigroup, Inc. 6.125%, 05/15/2018 (Sell Protection)	12/20/2022	1.000%	0.489%		1,850,000	46,640	45,921	719
Commerzbank AG 4.000%, 09/16/2020 (Sell Protection)	12/20/2022	1.000%	0.743%	EUR	1,800,000	30,407	31,516	(1,109)
Deutsche Lufthansa AG 1.125%, 09/12/2019 (Sell Protection)	12/20/2022	1.000%	0.659%		6,450,000	133,684	109,090	24,594
DISH DBS Corp. 6.750%, 06/01/2021 (Sell Protection)	12/20/2022	5.000%	2.621%	$	6,800,000	729,158	741,320	(12,162)
Domtar Corp. 4.400%, 04/01/2022 (Sell Protection)	12/20/2022	1.000%	0.769%		3,600,000	40,620	34,221	6,399
DR Horton, Inc. 3.625%, 02/15/2018 (Sell Protection)	12/20/2022	1.000%	0.503%		7,500,000	183,623	148,740	34,883
E.ON International Finance BV 5.750%, 05/07/2020 (Sell Protection)	12/20/2022	1.000%	0.449%	EUR	6,150,000	207,618	194,708	12,910
Electricite de France S.A. 5.625%, 02/21/2033 (Sell Protection)	12/20/2022	1.000%	0.516%		6,350,000	187,944	188,832	(888)
Enel SpA 4.750%, 06/12/2018 (Sell Protection)	12/20/2022	1.000%	0.655%		6,300,000	132,169	112,746	19,423
Fiat Chrysler Automobiles N.V. 4.500%, 04/15/2020 (Sell Protection)	12/20/2022	5.000%	1.913%		5,650,000	1,003,502	1,001,531	1,971
FirstEnergy Corp. 7.375%, 11/15/2031 (Sell Protection)	12/20/2022	1.000%	0.809%	$	7,300,000	68,003	66,847	1,156
Freeport-McMoRan, Inc. 3.550%, 03/01/2022 (Sell Protection)	12/20/2022	1.000%	2.174%		8,000,000	(430,828)	(485,794)	54,966
Gap, Inc. (The) 5.950%, 04/12/2021 (Sell Protection)	12/20/2022	1.000%	1.687%		5,700,000	(183,371)	(190,738)	7,367
General Motors Co. 3.500%, 10/02/2018 (Sell Protection)	12/20/2022	5.000%	0.998%		6,350,000	1,226,301	1,167,525	58,776
Glencore Finance Europe Ltd. 6.500%, 02/27/2019 (Sell Protection)	12/20/2022	5.000%	1.335%	EUR	5,300,000	1,145,443	1,219,107	(73,664)
Goldman Sachs Group, Inc. (The) 5.950%, 01/18/2018 (Sell Protection)	12/20/2022	1.000%	0.629%	$	5,950,000	108,366	99,336	9,030
Hertz Corp. (The) 5.875%, 10/15/2020 (Sell Protection)	12/20/2022	5.000%	7.097%		6,050,000	(477,261)	(608,813)	131,552
innogy Finance BV 5.750%, 02/14/2033 (Sell Protection)	12/20/2022	1.000%	0.504%	EUR	1,750,000	53,118	51,076	2,042

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

International Lease Finance Corp. 8.250%, 12/15/2020 (Sell Protection)	12/20/2022	5.000%	0.938%	$	6,400,000	$1,257,703	$1,249,680	$8,023
Intesa Sanpaolo SpA 4.375%, 02/12/2020 (Sell Protection)	12/20/2022	1.000%	0.770%	EUR	6,400,000	88,849	66,559	22,290
KB Home 7.000%, 12/15/2021 (Sell Protection)	12/20/2022	5.000%	1.583%	$	6,500,000	1,045,366	980,840	64,526
Kohl’s Corp. 4.000%, 11/01/2021 (Sell Protection)	12/20/2022	1.000%	1.850%		8,150,000	(279,348)	(298,168)	18,820
Lennar Corp. 4.750%, 04/01/2021 (Sell Protection)	12/20/2022	5.000%	1.048%		6,400,000	1,217,969	1,205,092	12,877
Lincoln National Corp. 8.750%, 07/01/2019 (Sell Protection)	12/20/2022	1.000%	0.615%		3,700,000	69,900	61,871	8,029
MBIA, Inc. 6.625%, 10/01/2028 (Sell Protection)	12/20/2022	5.000%	5.475%		6,900,000	(131,079)	586,709	(717,788)
Meritor, Inc. 6.250%, 02/15/2024 (Sell Protection)	12/20/2022	5.000%	1.324%		6,500,000	1,137,187	1,159,881	(22,694)
MGM Resorts International 6.750%, 10/01/2020 (Sell Protection)	12/20/2022	5.000%	1.153%		6,400,000	1,180,148	1,156,039	24,109
Motorola Solutions, Inc. 7.500%, 05/15/2025 (Sell Protection)	12/20/2022	1.000%	0.727%		7,500,000	100,049	92,956	7,093
Newmont Mining Corp. 5.875%, 04/01/2035 (Sell Protection)	12/20/2022	1.000%	0.643%		1,850,000	32,407	37,156	(4,749)
Next PLC 5.375%, 10/26/2021 (Sell Protection)	12/20/2022	1.000%	1.203%	EUR	6,500,000	(78,254)	(146,822)	68,568
NRG Energy, Inc. 6.250%, 07/15/2022 (Sell Protection)	12/20/2022	5.000%	2.195%	$	6,800,000	875,155	806,572	68,583
Olin Corp. 5.500%, 08/15/2022 (Sell Protection)	12/20/2022	1.000%	1.220%		7,000,000	(73,537)	(133,840)	60,303
Pernod Ricard S.A. 4.250%, 07/15/2022 (Sell Protection)	12/20/2022	1.000%	0.476%	EUR	2,650,000	85,031	83,199	1,832
Peugeot S.A. 2.375%, 04/14/2023 (Sell Protection)	12/20/2022	5.000%	1.116%		5,350,000	1,237,182	1,232,166	5,016
Pitney Bowes, Inc. 6.250%, 03/15/2019 (Sell Protection)	12/20/2022	1.000%	2.499%	$	5,400,000	(366,120)	(365,607)	(513)
PulteGroup, Inc. 7.875%, 06/15/2032 (Sell Protection)	12/20/2022	5.000%	0.983%		6,300,000	1,221,905	1,213,509	8,396
Repsol International Finance BV 4.875%, 02/19/2019 (Sell Protection)	12/20/2022	1.000%	0.629%	EUR	6,400,000	144,486	110,159	34,327
Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022 (Sell Protection)	12/20/2022	5.000%	0.491%	$	6,200,000	1,384,088	1,380,068	4,020

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Stora Enso OYJ 2.125%, 06/16/2023 (Sell Protection)	12/20/2022	5.000%	0.870%	EUR	5,200,000	$1,292,450	$1,313,976	$(21,526)
Teck Resources Ltd. 3.750%, 02/01/2023 (Sell Protection)	12/20/2022	5.000%	1.473%	$	4,450,000	742,337	755,276	(12,939)
Telecom Italia SpA 5.375%, 01/29/2019 (Sell Protection)	12/20/2022	1.000%	1.306%	EUR	6,600,000	(119,173)	(159,165)	39,992
Tesco Plc 6.000%, 12/14/2029 (Sell Protection)	12/20/2022	1.000%	1.454%		6,500,000	(173,296)	(210,938)	37,642
Transocean, Inc. 7.375%, 04/15/2018 (Sell Protection)	12/20/2022	1.000%	5.026%	$	3,600,000	(591,833)	(594,000)	2,167
UniCredit SpA 4.375%, 01/29/2020 (Sell Protection)	12/20/2022	1.000%	0.794%	EUR	6,300,000	78,198	56,892	21,306
United Rentals North America, Inc. 6.125%, 06/15/2023 (Sell Protection)	12/20/2022	5.000%	1.192%	$	6,450,000	1,175,502	1,058,723	116,779
United States Steel Corp. 6.650%, 06/01/2037 (Sell Protection)	12/20/2022	5.000%	3.491%		5,550,000	364,447	348,930	15,517
Verizon Communications, Inc. 2.550%, 06/17/2019 (Sell Protection)	12/20/2022	1.000%	0.626%		7,550,000	138,546	130,440	8,106
Vivendi S.A. 4.875%, 12/02/2019 (Sell Protection)	12/20/2022	1.000%	0.618%	EUR	6,050,000	140,620	138,606	2,014
Volkswagen International Finance N.V. 5.375%, 05/22/2018 (Sell Protection)	12/20/2022	1.000%	0.764%		3,800,000	54,317	54,680	(363)
Weatherford International Ltd. 4.500%, 04/15/2022 (Sell Protection)	12/20/2022	1.000%	5.222%	$	7,600,000	(1,299,972)	(1,387,750)	87,778
Wendel SA 3.750%, 01/21/2021 (Sell Protection)	12/20/2022	5.000%	0.784%	EUR	5,100,000	1,298,894	1,313,512	(14,618)
Yum! Brands, Inc. 3.875%, 11/01/2020 (Sell Protection)	12/20/2022	1.000%	0.704%	$	7,600,000	109,947	93,682	16,265

						$7,533,438	$9,617,988	$(2,084,550)

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3)	For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 28 and CDX North America High Yield Index Series 29.
(4)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2017	Notional Amount(1)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation / (Depreciation)
CDX Emerging Markets Index Series 28 1.000%, 12/20/2022 (Buy Protection)	12/20/2022	Bank of America N.A.	(1.000%)	1.855%	$	(4,325,000)	$174,776	$190,300	$(15,524)
Enel SpA 4.750%, 06/12/2018 (Buy Protection)	12/20/2022	Barclays Bank Plc	(1.000%)	0.658%	EUR	(3,200,000)	(64,442)	(56,703)	(7,739)
Intesa Sanpaolo SpA 4.375%, 02/12/2020 (Buy Protection)	12/20/2022	Barclays Bank Plc	(1.000%)	0.773%		(3,200,000)	(44,425)	(33,091)	(11,334)
Altice Finco S.A. 9.000%, 06/15/2023 (Buy Protection)	12/20/2022	JP Morgan Chase Bank N.A.	(5.000%)	2.743%		(5,900,000)	(739,411)	(740,120)	709
Rexel S.A. 3.500%, 06/15/2023 (Buy Protection)	12/20/2022	JP Morgan Chase Bank N.A.	(5.000%)	1.384%		(5,300,000)	(1,127,985)	(1,095,882)	(32,103)
CDX Emerging Markets Index Series 28 1.000%, 12/20/2022 (Buy Protection)	12/20/2022	Morgan Stanley Capital Services, Inc.	(1.000%)	1.855%	$	(850,000)	34,425	34,425	—
China Government International Bond 7.500%, 10/28/2027 (Buy Protection)	12/20/2022	Morgan Stanley Capital Services, Inc.	(1.000%)	0.626%		(1,550,000)	(28,689)	(29,599)	910
iTraxx Asia ex-Japan Investment Grade Index Series 28 1.000%, 12/20/2022 (Buy Protection)	12/20/2022	Morgan Stanley Capital Services, Inc.	(1.000%)	0.823%		(3,335,000)	(28,718)	(33,445)	4,727
Korea International Bond 7.125%, 04/16/2019 (Buy Protection)	12/20/2022	Morgan Stanley Capital Services, Inc.	(1.000%)	0.740%		(3,930,000)	(50,106)	(51,709)	1,603
Turkey Government International Bond 11.875%, 01/15/2030 (Buy Protection)	12/20/2022	Morgan Stanley Capital Services, Inc.	(1.000%)	1.849%		(1,675,000)	68,534	63,749	4,785
Mediobanca SpA 0.750%, 02/17/2020 (Sell Protection)	12/20/2022	JP Morgan Chase Bank N.A.	1.000%	0.925%	EUR	6,250,000	28,128	(4,783)	32,911
Premier Foods Finance Plc 6.500%, 03/15/2021 (Sell Protection)	12/20/2022	JP Morgan Chase Bank N.A.	5.000%	3.744%		4,800,000	321,056	330,155	(9,099)
Prudential Plc 6.875%, 01/20/2023 (Sell Protection)	12/20/2022	JP Morgan Chase Bank N.A.	1.000%	0.602%		6,350,000	153,910	132,812	21,098
Springleaf Finance Corp. 7.750%, 10/01/2021 (Sell Protection)	12/20/2022	JP Morgan Chase Bank N.A.	5.000%	2.432%		$6,900,000	805,086	726,470	78,616

							$(497,861)	$(567,421)	$69,560

(1)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation(1)	Maturity Date	Counterparty	Floating Rate Index(2)	Floating Rate Spread(2)	Notional Amount(3)		Fair Value	Upfront Premiums Received	Unrealized Appreciation / (Depreciation)
Micro Focus International Plc GBP	12/31/2099	Goldman Sachs International	1-Month GBP SONIA	0.400%	GBP	(96,739)	$6,501	$—	$6,501
Sky Plc GBP	12/31/2099	Goldman Sachs International	1-Month GBP SONIA	(0.450)%		(1,585,937)	(91,138)	—	(91,138)
Hitachi, Ltd. JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%	JPY	(196,563,938)	681,955	—	681,955
JBS S.A. USD	5/2/2018	Morgan Stanley & Co.	FED Effective-ID	(0.550)%	$	(2,845,428)	(252,506)	—	(252,506)
Komatsu Limited JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%	JPY	(203,327,221)	494,608	—	494,608
Micro Focus International Plc GBP	12/31/2099	Morgan Stanley & Co.	1-Month GBP SONIA	0.400%	GBP	(175,180)	11,773	(29)	11,802
Mitsubishi Heavy Industries, Ltd. JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%	JPY	(218,980,540)	(102,848)	—	(102,848)
Sky Plc GBP	12/31/2099	Morgan Stanley & Co.	1-Month GBP SONIA	(0.450)%	GBP	(2,100,686)	(99,815)	—	(99,815)
Taisei Corporation JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%	JPY	(165,390,111)	720,086	—	720,086

							$1,368,616	$(29)	$1,368,645

(1)	The Fund receives payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such referenced obligation.
(2)	During the period, the Fund received periodic payments of $736,864 and made periodic payments of $1,378,692.
(3)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

SCHEDULE OF PURCHASED OPTIONS at September 30, 2017 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
AT&T, Inc.	Goldman Sachs & Co.	$37.00	1/19/2018	145	14,500	$36,395	$13,513	$22,882
Comcast Corp.	Morgan Stanley & Co.	36.25	1/19/2018	431	43,100	129,300	101,268	28,032
Discovery Communications, Inc.	Goldman Sachs & Co.	22.50	12/15/2017	141	14,100	6,768	8,108	(1,340)
Discovery Communications, Inc.	Goldman Sachs & Co.	25.00	12/15/2017	101	10,100	1,515	10,104	(8,589)
Nxp Semiconductors N.V.	Goldman Sachs & Co.	110.00	10/20/2017	27	2,700	8,910	5,590	3,320
QUALCOMM, Inc.	Morgan Stanley & Co.	52.50	1/19/2018	780	78,000	172,380	266,973	(94,593)
Time, Inc.	Goldman Sachs & Co.	17.50	10/20/2017	239	23,900	2,390	11,802	(9,412)
United Technologies Corp.	Goldman Sachs & Co.	115.00	1/19/2018	323	32,300	152,779	93,542	59,237
United Technologies Corp.	Goldman Sachs & Co.	120.00	1/19/2018	56	5,600	12,880	10,819	2,061
Put
AT&T, Inc.	Goldman Sachs & Co.	37.00	10/20/2017	22	2,200	352	3,284	(2,932)
Cornerstone OnDemand, Inc.	Goldman Sachs & Co.	37.50	2/16/2018	327	32,700	92,377	75,213	17,164
General Cable Corp.	Goldman Sachs & Co.	16.00	11/17/2017	1,443	144,300	68,543	102,511	(33,968)
Kite Pharma, Inc.	Goldman Sachs & Co.	130.00	11/17/2017	3	300	261	274	(13)
Monsanto Co.	Goldman Sachs & Co.	105.00	1/19/2018	152	15,200	10,184	59,131	(48,947)
Sprint Corp.	Goldman Sachs & Co.	8.00	10/20/2017	541	54,100	23,263	29,669	(6,406)
Sprint Corp.	Goldman Sachs & Co.	10.00	1/18/2019	1,054	105,400	306,756	306,756	—

Total						1,025,053	1,098,557	(73,504)

CURRENCY OPTIONS
Call
USD Call/PHP Put	Bank of America N.A.	51.06	5/18/2018	13,475,000	13,475,000	363,057	338,667	24,390
EXCHANGE TRADED FUNDS
Call
iPath S&P 500 Vix Short-Term Fund	Morgan Stanley & Co.	53.00	10/20/2017	2,955	295,500	141,840	422,749	(280,909)
SPDR S&P Oil & Gas Exploration	Morgan Stanley & Co.	32.00	12/15/2017	940	94,000	283,410	223,055	60,355
Put
Financial Select Sector SPDR Fund	Morgan Stanley & Co.	24.00	10/20/2017	1,485	148,500	5,940	70,228	(64,288)
iShares Russell 2000 ETF	Morgan Stanley & Co.	138.00	11/17/2017	230	23,000	13,800	74,817	(61,017)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co.	244.00	11/17/2017	236	23,600	29,500	94,705	(65,205)

Total						474,490	885,554	(411,064)

Total Purchased Options						$1,862,600	$2,322,778	$(460,178)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

SCHEDULE OF WRITTEN OPTIONS at September 30, 2017 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
AT&T, Inc.	Goldman Sachs & Co.	$39.00	10/6/2017	(21)	(2,100)	$(735)	$(883)	$148
AT&T, Inc.	Goldman Sachs & Co.	35.00	10/20/2017	(13)	(1,300)	(5,330)	(1,176)	(4,154)
AT&T, Inc.	Goldman Sachs & Co.	37.00	10/20/2017	(121)	(12,100)	(25,773)	(4,456)	(21,317)
Comcast Corp.	Morgan Stanley & Co.	41.25	1/19/2018	(431)	(43,100)	(24,998)	(18,105)	(6,893)
Conduent, Inc.	Goldman Sachs & Co.	17.50	10/20/2017	(65)	(6,500)	(650)	(3,508)	2,858
Cornerstone Ondemand, Inc.	Goldman Sachs & Co.	40.00	10/20/2017	(184)	(18,400)	(33,580)	(39,778)	6,198
General Cable Corp.	Goldman Sachs & Co.	20.00	10/20/2017	(722)	(72,200)	(18,050)	(20,909)	2,859
Home Depot, Inc. (The)	Morgan Stanley & Co.	165.00	10/20/2017	(49)	(4,900)	(7,056)	(3,906)	(3,150)
Kite Pharma, Inc.	Goldman Sachs & Co.	180.00	11/17/2017	(3)	(300)	(15)	(208)	193
Marriott Vacations Worldwide Corp.	Goldman Sachs & Co.	120.00	10/20/2017	(36)	(3,600)	(23,040)	(11,435)	(11,605)
Nxp Semiconductors N.V.	Goldman Sachs & Co.	115.00	10/20/2017	(54)	(5,400)	(1,080)	(5,425)	4,345
Orbital ATK, Inc.	Goldman Sachs & Co.	135.00	11/17/2017	(13)	(1,300)	(455)	(506)	51
Pfizer, Inc.	Morgan Stanley & Co.	37.00	11/17/2017	(101)	(10,100)	(2,121)	(2,394)	273
QUALCOMM, Inc.	Morgan Stanley & Co.	60.00	1/19/2018	(780)	(78,000)	(32,760)	(76,209)	43,449
Rush Enterprises, Inc.	JP Morgan Chase Bank N.A.	35.00	1/19/2018	(280)	(28,000)	(326,200)	(159,056)	(167,144)
Sprint Corp.	Goldman Sachs & Co.	10.00	1/18/2019	(1,054)	(105,400)	(41,063)	(41,063)	—
Put
Conduent, Inc.	Goldman Sachs & Co.	15.00	10/20/2017	(26)	(2,600)	(390)	(748)	358
Cornerstone Ondemand, Inc.	Goldman Sachs & Co.	37.50	10/20/2017	(184)	(18,400)	(7,360)	(35,800)	28,440
Discovery Communications, Inc.	Goldman Sachs & Co.	20.00	10/20/2017	(139)	(13,900)	(4,865)	(5,882)	1,017
General Cable Corp.	Goldman Sachs & Co.	16.00	10/20/2017	(708)	(70,800)	(10,620)	(13,423)	2,803
Logmein, Inc.	Goldman Sachs & Co.	105.00	10/20/2017	(51)	(5,100)	(7,905)	(10,412)	2,507

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

SCHEDULE OF WRITTEN OPTIONS at September 30, 2017 (Unaudited) (Continued)

Marriott Vacations Worldwide Corp.	Goldman Sachs & Co.	$105.00	10/20/2017	(34)	(3,400)	$(595)	$(4,094)	$3,499
Orbital ATK, Inc.	Goldman Sachs & Co.	130.00	11/17/2017	(13)	(1,300)	(260)	(506)	246
United Technologies Corp.	Goldman Sachs & Co.	105.00	1/19/2018	(36)	(3,600)	(4,680)	(8,285)	3,605

Total						(579,581)	(468,167)	(111,414)

EXCHANGE TRADED FUNDS
Call
Financial Select Sector SPDR Fund	Morgan Stanley & Co.	26.00	10/20/2017	(343)	(34,300)	(8,918)	(5,388)	(3,530)
iPath S&P 500 Vix Short-Term Fund	Morgan Stanley & Co.	22.00	10/20/2017	(2,385)	(238,500)	(7,155)	(64,294)	57,139
iPath S&P 500 Vix Short-Term Fund	Morgan Stanley & Co.	63.00	11/17/2017	(1,254)	(125,400)	(104,082)	(200,945)	96,863
SPDR S&P Oil & Gas Exploration	Morgan Stanley & Co.	36.00	12/15/2017	(940)	(94,000)	(87,420)	(85,263)	(2,157)
Put
Financial Select Sector SPDR Fund	Morgan Stanley & Co.	23.00	10/20/2017	(1,485)	(148,500)	(2,970)	(30,752)	27,782
iShares Russell 2000 ETF	Morgan Stanley & Co.	130.00	11/17/2017	(230)	(23,000)	(5,520)	(30,752)	25,232
SPDR S&P 500 ETF Trust	Morgan Stanley & Co.	236.00	11/17/2017	(236)	(23,600)	(15,340)	(54,158)	38,818

Total						(231,405)	(471,552)	240,147

Total Written Options						$(810,986)	$(939,719)	$128,733

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Funds’ policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2017, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Financial futures contracts. The Alternative Strategies Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2017, the Alternative Strategies Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) and Overnight Index Rate such as SONIA, MUTSCALM based cash flows.

A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the underlying security the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2017, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisor. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2017. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$309,768,807	$—	$—	$309,768,807

Total Equity	309,768,807	—	—	309,768,807

Short-Term Investments
Repurchase Agreements	—	28,189,000	—	28,189,000

Total Investments	$309,768,807	$28,189,000	$—	$337,957,807

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of September 30, 2017.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$7,039,108	$—	$—	$7,039,108
Belgium	29,469,168	—	—	29,469,168
Bermuda	21,634,639	—	—	21,634,639
China	19,058,761	—	—	19,058,761
Denmark	16,201,494	—	—	16,201,494
Finland	12,371,464	—	—	12,371,464
France	92,198,903	—	—	92,198,903
Germany	49,235,758	—	—	49,235,758
Greece	6,339,426	—	—	6,339,426
Hong Kong	35,221,915	—	—	35,221,915
Israel	10,584,459	—	—	10,584,459
Italy	9,864,338	—	—	9,864,338
Japan	48,910,602	—	—	48,910,602
Mexico	6,134,097	—	—	6,134,097
Monaco	5,465,047	—	—	5,465,047
Netherlands	79,296,308	—	—	79,296,308
Norway	7,427,986	—	—	7,427,986
South Korea	11,108,290	—	—	11,108,290
Spain	20,769,565	9,277,930	—	30,047,495
Switzerland	28,568,321	—	—	28,568,321
Taiwan	5,928,769	—	—	5,928,769
United Kingdom	118,856,552	—	—	118,856,552
United States	25,304,340	—	—	25,304,340

Total Equity	666,989,310	9,277,930	—	676,267,240

Short-Term Investments
United States	—	14,727,000	—	14,727,000

Total Short-Term Investments	—	14,727,000	—	14,727,000

Total Investments	$666,989,310	$24,004,930	$—	$690,994,240

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	(712,245)	—	—	(712,245)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

There were no transfers between any levels in the Fund as of September 30, 2017.

Smaller Companies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$28,938,466	$—	$—	$28,938,466

Total Equity	28,938,466	—	—	28,938,466

Short-Term Investments
Repurchase Agreements	—	3,522,000	—	3,522,000

Total Investments	$28,938,466	$3,522,000	$—	$32,460,466

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of September 30, 2017.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2017 (Unaudited) (Continued)

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$604,770,144	$5,428,005	$765,126	**	$610,963,275
Exchange-Traded Funds	2,209,389	—	—		2,209,389
Limited Partnerships	—	—	1,392,777	**	1,392,777
Preferred Stocks	1,293,706	—	1,683,512	**	2,977,218

Total Equity	608,273,239	5,428,005	3,841,415	**	617,542,659

Rights/Warrants	—	54,130,421	0	**	54,130,421
Short-Term Investments
Treasury Bills	—	70,693,017	—		70,693,017
Repurchase Agreements	—	190,910,000	—		190,910,000

Total Short-Term Investments	—	261,603,017	0	**	261,603,017

Fixed Income
Asset-Backed Securities	—	104,246,531	2,369,808	**	106,616,339
Bank Loans	—	35,722,464	—		35,722,464
Convertible Bonds	—	13,890,365	—		13,890,365
Corporate Bonds	—	432,241,489	3,529,893	**	435,771,382
Government Securities & Agency Issue	—	47,171,167	—		47,171,167
Mortgage-Backed Securities	—	388,393,442	1,500,000	(1)	389,893,442
Municipal Bonds	—	11,694,937	—		11,694,937

Total Fixed Income	—	1,033,360,395	7,399,701	**	1,040,760,096

Purchased Options	1,499,543	363,057	—		1,862,600

Total Investments in Assets	$609,772,782	$1,354,884,895	$11,241,116	**	$1,975,898,793

Short Sales
Common Stocks	(172,077,027)	—	0	**	(172,077,027)
Exchange-Traded Funds	(14,980,954)	—	—		(14,980,954)
Corporate Bonds	—	(2,359,280)	—		(2,359,280)

Total Short Sales	(187,057,981)	(2,359,280)	0	**	(189,417,261)

Total Investments in Liabilities	$(187,057,981)	$(2,359,280)	$0	**	$(189,417,261)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	220,303	—	—		220,303
Futures	1,043,986	—	—		1,043,986
Swaps - Interest Rate	—	431,211	—		431,211
Swaps - Credit Default	—	(2,014,990)	—		(2,014,990)
Swaps - Total Return	—	1,368,645	—		1,368,645
Written Options	(810,986)	—	—		(810,986)

(a)	See Fund’s Schedule of Investments for sector classifications.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.
**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)	These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

There was $28 transferred from Level 2 to Level 3 in Alternative Strategies Fund. Securities were transferred from Level 2 to Level 3 due to lack of pricing available from approved price sources and absence of significant observable inputs.

There was $ 221,040 transferred from Level 3 to Level 2 in Alternative Strategies Fund. Securities were transferred from Level 3 to Level 2 due to removal of liquidity discount from prices supplied by approved price sources.

The amount of transfers in and out are reflected at the securities’ fair value at the beginning of the year.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•	Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•	Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•	Credit Risk. This is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•	Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•	Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•	Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•	Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Alternative Strategies Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•	Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•	Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Alternative Strategies Fund’s net asset value to greater volatility.

•	P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•	Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Alternative Strategies Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•	Distressed Companies Risk. A Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

•	Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

•	Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•	Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

•	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

•	Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in a Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in a Fund.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

•	Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•	Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•	Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

•	Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•	Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•	Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•	Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Litman Gregory Funds Trust

By (Signature and Title)	/s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date November 22, 2017

By (Signature and Title)	/s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date November 22, 2017